As filed with the Securities and Exchange Commission on October 15, 2004

Registration No. 33-13954

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 53        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

Amendment No. 54       [X]

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )	(Zip Code)

Registrant’s Telephone Number, including Area Code:       (949) 219-6767

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

     [   ]  immediately upon filing pursuant to paragraph (b)

     [   ]  on (date) pursuant to paragraph (b)

     [X]  60 days after filing pursuant to paragraph (a)(1)

     [   ]  on (date) pursuant to paragraph (a)(1)

     [   ]  75 days after filing pursuant to paragraph (a)(2)

     [   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [   ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PACIFIC SELECT FUND

SUPPLEMENT DATED , 2004 TO THE PROSPECTUS FOR PACIFIC SELECT FUND DATED MAY 1, 2004

This supplement must be preceded or accompanied by the fund’s prospectus dated May 1, 2004.	This supplement changes the fund’s prospectus effective , 2004, as supplemented May 1, 2004, unless another effective date is specified below. It gives you information about certain options under your variable annuity contract or variable life insurance policy and restates information contained in the July 23, 2004 and October 8, 2004 supplements. Remember to review the Pacific Select Fund prospectus for other important information.

Name and strategy change	Effective February 1, 2005, the I-Net Tollkeeper PortfolioSM will change its name to the Concentrated Growth Portfolio and the strategy will change to a large-cap growth mandate. All references to the I-Net Tollkeeper Portfolio throughout the prospectus will be references to the Concentrated Growth Portfolio.

An overview of Pacific Select Fund	An overview of Pacific Select Fund is amended by replacing information regarding the I-Net Tollkeeper Portfolio (effective February 1, 2005) and the Growth LT Portfolio (effective January 1, 2005) with the following:

PORTFOLIO AND MANAGER	INVESTMENT GOAL	THE PORTFOLIO’S MAIN INVESTMENTS	THE PORTFOLIO’S MAIN RISKS

Concentrated Growth Portfolio (formerly I-Net Tollkeeper Portfolio) Goldman Sachs	Long-term growth of capital.	Equity securities selected for their growth potential.	Non-diversified (particularly sensitive to price swings because the portfolio is classified as “non-diversified” – it may hold securities from a fewer number of issuers than a diversified portfolio), price volatility, foreign investments, emerging countries and derivatives and forward contracts.

Growth LT Portfolio Janus	Long-term growth of capital.	Equity securities of companies of any size.	Price volatility, foreign investments, derivatives and forward contracts, credit and liquidity.

About the portfolios	The About the portfolios section is amended as follows:

Effective February 1, 2005, pages 18 and 19 of the prospectus, which describe the I-Net Tollkeeper Portfolio, are replaced with pages 4 and 5 of this supplement.

Effective January 1, 2005, the investment goal for the Growth LT Portfolio is replaced with the following: This portfolio seeks long-term growth of capital.

Effective July 23, 2004, the About the portfolios section for the Managed Bond and Inflation Managed Portfolios is amended by increasing each Portfolio’s limit on the amount of assets in foreign investments, including those in emerging market countries, denominated in foreign currencies, to 30%.

Risks you should be aware of	The following is added to the Risks you should be aware of section for the Inflation Managed and Managed Bond Portfolios:

• price volatility – fixed income securities are exposed to potential price volatility. The prices of fixed income securities are affected by many factors, including prevailing interest rates and market conditions.

ABOUT THE PORTFOLIOS

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

• liquidity – is the ability to sell securities at about carrying cost within a reasonable time. High-yield/high-risk bonds may be less liquid (more difficult to sell) than higher quality investments, and investments in smaller companies have a greater risk of being or becoming less liquid than other equity securities.

How the portfolio performed	The 1 and 3 years/since inception returns for the Goldman Sachs Health Care Index on page 23 of the prospectus are replaced with 21.75% and (6.09)%, respectively.

Who manages the portfolio	The portfolio manager information is changed as follows:

Financial Services	The information is deleted and replaced with the following:

Michael J. Simon, CFA, is a senior portfolio manager at INVESCO and/or its affiliates. He joined INVESCO and/or its affiliates in 2001 and previously worked at Luther King Capital Management as a vice president, equity analyst and portfolio manager. Mr. Simon has over 15 years of experience as an investment professional. He has a BBA from Texas Christian University and an MBA from the University of Chicago.

Meggan M. Walsh, CFA, is a senior portfolio manager at INVESCO and/or its affiliates. She joined INVESCO and/or its affiliates in 1991 and has over 17 years of experience as an investment professional. Ms. Walsh has a BS from the University of Maryland and an MBA from Loyola University.

Health Sciences	The information is deleted and replaced with the following:

Michael Yellen is a senior portfolio manager at INVESCO and/or its affiliates. He joined INVESCO and/or its affiliates in 1998 and has over 14 years of experience as an investment professional. Mr. Yellen has a BA from Stanford University.

Kirk L. Anderson is a portfolio manager at INVESCO and/or its affiliates. He joined INVESCO and/or its affiliates in 1994 and has over ten years of experience as an investment professional. Mr. Anderson has a BA from Texas A&M University and an MS from the University of Houston.

Bryan A. Unterhalter is a portfolio manager at INVESCO and/or its affiliates. He joined INVESCO and/or its affiliates in 1997 and has over nine years of experience as an investment professional. Mr. Unterhalter has a BA from the University of Texas at Austin and an MBA from the University of St. Thomas.

Capital Opportunities	The following information is added:

Alan T. Langsner is a vice president of MFS. Mr. Langsner has been employed in the investment management area of MFS since 1999.

Katrina Mead is a vice president of MFS. Ms. Mead has been employed in the investment management area of MFS since 1997.

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International Large-Cap	The following information is added:

Elizabeth A. Palmer is a vice president of MFS. Ms. Palmer has been employed in the investment management area of MFS since 2002. Prior to joining MFS, Ms. Palmer was an associate portfolio manager and client relationship manager at Grantham, Mayo, Van, Otterloo & Co. LLC.
Emerging Markets	The following information is added:

Mark Madden, CFA, is a vice president at Oppenheimer. He joined Oppenheimer in 2004 and previously worked at Pioneer Investments as a managing director. Mr. Madden has over 20 years of experience as an investment professional.
Large-Cap Value	The information is deleted and replaced with the following:

The portfolio is managed by a team led by Mark J. McAllister.

Mark J. McAllister, CFA, is a managing director of SaBAM. He joined SaBAM in 1999 and has over 18 years of investment experience. Mr. McAllister has a BS from St. John’s University and an MBA from New York University.

Mr. McAllister is supported by a team of more than a dozen equity professionals, each of whom has specific fundamental and quantitative research skills relating to all phases of SaBAM’s equity investment process.

Real Estate	Information regarding Douglas Funke is deleted.

Mid-Cap Growth	The following information is added: Sam Chainani is a vice president of Van Kampen. He joined Van Kampen in 1996.

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ABOUT THE
PORTFOLIOS
                                       CONCENTRATED GROWTH PORTFOLIO

This portfolio is not available for:
• Pacific Corinthian variable annuity contracts	• Pacific Select variable life insurance policies

The investment goal	This portfolio seeks long-term growth of capital.

What the portfolio invests in

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

This portfolio may invest up to:

• 10% of its assets in foreign investments, including those in emerging market countries, denominated in foreign currencies

• 10% of its assets in fixed income securities, such as government, corporate and bank obligations	This portfolio’s principal investment strategy is to invest at least 90% of its assets in equity investments selected for their potential to achieve capital appreciation over the long term. The portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 30-45 companies that are considered by the portfolio manager to be positioned for long-term growth. While the portfolio will normally emphasize stocks of large companies, the portfolio may invest in securities of companies of any capitalization.

The team may use derivatives (such as options, futures contracts, swaps and warrants) to try to increase returns, for hedging purposes, as a substitute for securities, or to otherwise help achieve the portfolio’s investment goal. The team may use foreign currency contracts or derivatives to hedge against changes in currency exchange rates.

Risks you should be aware of	The Concentrated Growth Portfolio may be affected by the following risks, among others:

• non-diversified – the portfolio is considered to be “non-diversified” because it may invest in securities of a fewer number of issuers than diversified portfolios. This increases the risk that its value could go down because of the poor performance of a single investment or small number of investments. However, this does not prevent the manager from managing as though it were a diversified portfolio.

• price volatility – the portfolio principally invests in equity securities, which go up or down in value, sometimes rapidly and unpredictably. This portfolio may invest in companies with small and medium capitalizations, which may give the portfolio a higher risk of price volatility than a portfolio that invests in companies with large capitalizations.

In addition, the securities of small and medium sized companies generally have less liquidity and may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, greater potential volatility in earnings and business prospects and many are dependent on a few key managers. Small and medium sized companies may have a harder time securing financing and may be more sensitive to a setback in sales or to economic downturns than larger, more established companies.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, lack of adequate and timely company information, differences in the way foreign markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure banks or securities depositories, foreign taxation issues and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin, Central and South America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

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CONCENTRATED GROWTH PORTFOLIO

Risks you should be aware of (continued)	• derivatives and forward contracts – derivatives derive their value from the value of an underlying security, a group of securities or an index. Use of derivatives and forward contracts could increase a portfolio’s volatility and reduce returns. Derivatives may not be liquid and may not correlate precisely to the underlying securities or index.

How the portfolio performed

The bar chart shows how the portfolio’s performance has varied since its inception.

The table below the bar chart compares portfolio performance to its benchmark indices.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.

Past performance is important, but it’s no guarantee of future performance.

For information on how Goldman Sachs has managed substantially similar accounts, see page 6 of this supplement.

During the periods shown, the portfolio operated under the name I-Net Tollkeeper Portfolio and had a different investment strategy. Effective February 1, 2005, the portfolio changed its name and investment strategy as reflected in this supplement.	Year by year total return (%) as of December 31 each year Best and worst quarterly performance during this period: 4th quarter 2001: 23.93%; 3rd quarter 2001: (37.43)%
	Average annual total return as of December 31, 2003	1 year	Since inception (May 1, 2000)

	Concentrated Growth Portfolio	43.22%	(22.39)%
	Standard & Poor’s 500 Composite Stock Price Index[1]	28.67%	(5.61)%
	Dow Jones Composite Internet Index[2]	81.76%	(32.94)%
	Russell 1000 Growth Index[3]	29.75%	(14.37)%

[1] The Standard & Poor’s 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets, is the portfolio’s primary benchmark index. Results include reinvested dividends.

[2] The Dow Jones Composite Internet Index, an index of the stocks of U.S. companies that generate at least 5% of annual sales/revenue from the Internet. Results include reinvested dividends.

[3] The Russell 1000 Growth Index, an index of large companies that have high price-to-book ratios and forecasted growth values.

Who manages the portfolio The Concentrated Growth Portfolio is managed by Goldman Sachs Asset Management, L.P. (Goldman Sachs). You’ll find more about Goldman Sachs on page 75 of the prospectus.	The portfolio is managed by a team. Current members include:

Herbert E. Ehlers is a managing director, senior portfolio manager and chief investment officer of the growth equity investment team of Goldman Sachs. He joined the company in 1997.

Scott Kolar is a vice president and senior portfolio manager of Goldman Sachs. He joined the company as an equity analyst in 1997 and became a portfolio manager in 1999.

David G. Shell is a managing director and senior portfolio manager of Goldman Sachs. He joined the company as a portfolio manager in 1997.

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PERFORMANCE OF COMPARABLE ACCOUNTS

Performance of comparable accounts	This section is amended. Please refer to the text under the heading “About the composites” on page 78 of the prospectus for information about the similar account performance presentations, including information about how the figures were calculated.

The following composite information is added:

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

This chart does not show you the performance of the Concentrated Growth Portfolio — it shows the performance of similar accounts managed by Goldman Sachs.
Annual total returns (for the periods indicated below)/Average annual total returns for the periods ending December 31, 2003

This chart shows the historical performance of the GSAM U.S. Concentrated Growth Composite. The accounts in the composite have investment objectives, policies and strategies that are substantially similar to those of the Concentrated Growth Portfolio. As of 12/31/03 the composite consisted of 194 advisory accounts, including 5 mutual funds (241 and 5, respectively, as of 9/30/04).

The performance shows the historical track record of the portfolio manager and is not intended to imply how the Concentrated Growth Portfolio has performed or will perform. Total returns represent past performance of the composite and not the Concentrated Growth Portfolio.

Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.	Year/Period 1/1/04-9/30/04 (not annualized) 2003 2002 2001 2000 1999 1998 1997 1996 1995 1994 1 year 5 years 10 years	GSAM U.S. Concentrated Growth Composite (%)[1] (5.21) 25.90 (23.65) (8.99) (7.35) 40.12 34.03 43.22 19.77 22.93 (0.84) 25.90 2.58 12.28	Russell 1000 Growth Index (%)[2] (2.63) 29.75 (27.89) (20.42) (22.42) 33.16 38.71 30.49 23.12 37.19 2.66 29.75 (5.11) 9.21

[1] This column shows performance after the highest advisory fees and operating expenses charged to the accounts in the composite have been deducted. The Concentrated Growth Portfolio’s fees and expenses may be higher than those reflected in this composite, which would reduce performance. Accounts in the composite, other than mutual funds, were not subject to the investment limitations, diversification requirements and other restrictions of the 1940 Act or Subchapter M of the IRC, which, if imposed, could have adversely affected the performance. The composite reflects investment advisory fees and transaction costs, but, for the accounts other than the mutual funds, does not include custody fees or other expenses normally paid by mutual funds. If these expenses were included, returns would be lower.

[2] The Russell 1000 Growth Index, an index of large companies that have high price-to-book ratios and forecasted growth values. Results include reinvested dividends.

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INFORMATION FOR INVESTORS

How share prices are calculated	The following should be added to the How share prices are calculated section:

Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time. In addition, European and Pacific Basin securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the portfolios’ NAVs are not calculated. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using a foreign exchange quotation from an approved source prior to calculating the NAV. The calculation of the NAV of any portfolio which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining NAVs.

If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time a portfolio’s NAV is determined, or if, under the Fund’s procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a portfolio’s NAV, the security would be valued at “fair market value” as determined in accordance with procedures and methodologies approved by the Fund’s Board of Trustees. In determining the fair value of securities, the Fund may consider available information, including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data, and fair values determined with the assistance of the service will be based on the data utilized by the service. These fair values may not accurately reflect the price that a portfolio could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

Since securities that are primarily listed on foreign exchanges may trade on weekends or other days when a portfolio does not price its shares, the value of a portfolio’s securities (and thereby the NAV of the portfolio) may change on days when shareholders will not be able to purchase or redeem shares.

Advisory fee reduction	Effective February 1, 2005, the Concentrated Growth Portfolio’s (formerly I-Net Tollkeeper Portfolio) advisory fee is reduced from the annual rate of 1.25% to 1.05% of the average daily net assets.

Where to go for more information	The Statement of Additional Information (SAI) language is replaced with the following:

The SAI contains detailed information about each portfolio’s investments, strategies and risks, and a full description of Pacific Select Fund’s policies and procedures regarding the selective disclosure of portfolio holdings, and is considered to be part of the prospectus because it is incorporated by reference.

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Supplement Dated                     , 2004 to the

Statement of Additional Information For the Pacific Select Fund Dated May 1, 2004

      This supplement revises the Fund’s Statement of Additional Information (SAI) and restates information contained in the July 23, 2004 and October 15, 2004 supplements to reflect the following:

      Effective February 1, 2005, throughout the SAI, any references to the I-Net Tollkeeper Portfolio are references to the Concentrated Growth Portfolio.

      Effective February 1, 2005, the following disclosure will replace the first paragraph of the cover page:

      The Pacific Select Fund is an open-end management investment company currently offering thirty-one investment portfolios. The following twenty-six of those portfolios are classified as diversified: the Blue Chip Portfolio; the Aggressive Growth Portfolio; the Diversified Research Portfolio; the Equity Portfolio; the Short Duration Bond Portfolio; the Financial Services Portfolio; the Health Sciences Portfolio; the Technology Portfolio; the Growth LT Portfolio; the Mid-Cap Value Portfolio; the International Value Portfolio; the Capital Opportunities Portfolio; the International Large-Cap Portfolio; the Equity Index Portfolio; the Small-Cap Index Portfolio; the Multi-Strategy Portfolio; the Main Street® Core Portfolio; the Emerging Markets Portfolio; the Inflation Managed Portfolio; the Managed Bond Portfolio; the Small-Cap Value Portfolio; the Money Market Portfolio; the High Yield Bond Portfolio; the Equity Income Portfolio; the Aggressive Equity Portfolio; and the Large-Cap Value Portfolio. The Concentrated Growth Portfolio, the Focused 30 Portfolio; the Comstock Portfolio; the Real Estate Portfolio and the Mid-Cap Growth Portfolio are classified as non-diversified. The Fund’s Investment Adviser is Pacific Life Insurance Company.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

Blue Chip and Aggressive Growth Portfolios

      The second paragraph of each Portfolio is amended by adding the following before the last sentence:

      The Portfolio will not purchase options if, at the time of investment, the aggregate premiums paid for the options will exceed 5% of the Portfolio’s assets.

      Effective February 1, 2005, the I-Net Tollkeeper Portfolio subsection is replaced with the following:

Concentrated Growth Portfolio

      In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in: preferred stocks; repurchase agreements; corporate debt obligations; U.S. government securities; zero coupon bonds; bank obligations; interests in REITs (equity, mortgage, or hybrid); mortgage-related and mortgage-backed securities, including CMO’s and REMICs; asset-backed securities; custodial receipts and trust certificates; commercial paper; short sales against the box; firm commitment agreements; when-issued securities; high-yield bonds; variable and floating rate securities; convertible securities; equity interests in trusts; partnerships; joint ventures; limited liability companies and similar enterprises; warrants and rights. In addition, the Portfolio may invest in obligations issued or guaranteed by U.S. or foreign banks. The Portfolio also may invest in securities of foreign issuers, equity and equity-related securities of foreign issuers and unseasoned companies.

      The Portfolio may enter into equity swap agreements; forward currency contracts and foreign currency transactions and may purchase and write put and call options on foreign currencies. The Portfolio may also purchase and write covered put and call options on securities in which it may invest and on any securities

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index consisting of securities in which it may invest. The Portfolio may also engage in active short-term trading to benefit from yield disparities among different issues of securities or among markets for equity securities. The Portfolio may invest in futures contracts on securities, stock indexes and interest rates, and options thereon. The Portfolio may also trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. In addition, the Portfolio may purchase securities on margin and invest in exchange traded funds such as Standard & Poor’s Depositary Receipts (“SPDRs”), I-sharesTM and Optimized Portfolios as Listed Securities (“OPALS”). See “Investments in Other Investment Company Securities.”

      In addition to the risk factors described in the Prospectus, the Portfolio may be affected by the following risk factors: The Portfolio may invest in initial public offerings (IPOs), which may be more volatile than other securities. IPOs may have a magnified impact on the Portfolio when the Portfolio’s asset base is relatively small. As assets grow, the effect of IPOs on the Portfolio’s performance will not likely be significant. In addition, the value of the Portfolio’s investments may fall when interest rates rise. Changes in interest rates may have a significant effect on this Portfolio, because it may invest insecurities with medium or long terms to maturity and may use interest-sensitive derivatives. Bonds with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than bonds with shorter durations.

International Value Portfolio

      The last two sentences of the third paragraph are deleted.

Inflation Managed Portfolio

      In the second paragraph, total return swaps are added to the list of permitted investments and the second to last sentence is replaced with the following:

      In addition, the Portfolio may invest up to 30% of its assets in foreign investments denominated in foreign currencies.

Managed Bond Portfolio

      In the first paragraph, total return swaps are added to the list of permitted investments and the second to last sentence is replaced with the following:

      In addition, the Portfolio may invest up to 30% of its assets in foreign investments denominated in foreign currencies.

      Effective February 1, 2005, under the subsection Diversification Versus Non-Diversification, the Concentrated Growth Portfolio is added to the list of Portfolios that are non-diversified in both paragraphs one and two.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following subsection is added after the Variable and Floating Rate Securities subsection:

Custodial Receipts and Trust Certificates

      Each Portfolio may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolios may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying

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securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Portfolios will bear their proportionate share of the fees and expenses charged to the custodial account or trust. The Portfolios may also invest in separately issued interests in custodial receipts and trust certificates.

      Although under the terms of a custodial receipt or trust certificate the Portfolios would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the Portfolios could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Portfolios may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolios had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

      Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

Under INVESTMENT RESTRICTIONS, effective January 1, 2005, fundamental investment restrictions (ii) and (iii) have been changed and combined and fundamental investment restriction (ii) is replaced with the following:

      (ii) with respect to 75% of its total assets (except for portfolios designated as non-diversified and the Money Market Portfolio or, in the case of the Real Estate Portfolio, with respect to 50% of its assets), invest in a security if, as a result of such investment: (a) more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, or (b) the Portfolio would hold more than 10% (taken at market value at the time of such investment) of the outstanding voting securities of any one issuer; except that these restrictions do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or investment company securities. The Money Market Portfolio is subject to the diversification requirements imposed on money market portfolios under the 1940 Act;

      Fundamental investment restrictions (iv), (v), (vi) and (vii) are renumbered as (iii), (iv), (v) and (vi), respectively.

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Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

      Effective January 1, 2005, under the subsection Management Information, the following information for Interested Persons and Independent Trustees is added:

Interested Persons

			Number of
			Portfolios
			in Fund
	Position (s) with the Fund	Principal Occupation(s) During Past 5 years	Complex
Name and Age	and Length of Time Served	(and certain additional occupation information)	Overseen*

Glenn S. Schafer Age 55	President since 2/25/99 and Trustee effective 1/1/05	President and Director of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; President and Trustee of Pacific Funds; Director of Beckman Coulter, Inc. (manufacturer of Bio-Medical diagnostic systems); Former Management Board Member of PIMCO Advisors L.P. (2000); Former Equity Board Member of PIMCO Advisors L.P. (1997).	51
Sharon Pacheco Age 46	Vice President and Chief Compliance Officer since 6/04/04	Vice President and Chief Compliance Officer of Pacific Life and Pacific Life & Annuity Company (5/02 to present); Vice President and Chief Compliance Officer of Pacific Funds (6/04 to present); Vice President of Pacific Mutual Holding Company and Pacific LifeCorp (11/03 to present); Vice President of Corporate Audit (4/00 to 5/02); Assistant Vice President of Corporate Audit (11/97 to 4/00).	51

Independent Trustees

			Number of
			Portfolios
			in Fund
	Position (s) with the Fund	Principal Occupation (s) During Past 5 years	Complex
Name and Age	and Length of Time Served	(and certain additional occupation information)	Overseen*

Frederick L. Blackmon Age 52	Trustee effective 1/1/05	Former Executive Vice President (EVP) and Chief Financial Officer (CFO) of Zurich Life (2003); Former EVP and CFO of Alexander Hamilton Life Insurance Company (subsidiary of Household International); Former Director of Zurich Life companies; Former Director Eastern Michigan University; and Former Director of Cranbrook Schools.	31

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			Number of
			Portfolios
			in Fund
	Position (s) with the Fund	Principal Occupation (s) During Past 5 years	Complex
Name and Age	and Length of Time Served	(and certain additional occupation information)	Overseen*

Nooruddin S. (Rudy) Veerjee Age 45	Trustee effective 1/1/05	Angel Investor, Business Advisor (Private investor); Former President of Transamerica Insurance & Investment Group (2000); Former President of Transamerica Asset Management (1997); Former Chairman and Chief Executive Officer (2000) of Transamerica Premier Funds (Mutual Fund); Former Director of Transamerica Life Companies (2000).	31

      Under the subsection Investment Adviser:

      The following paragraphs replace the 1st, 4th and 5th paragraphs, respectively:

      Effective January 1, 2005 Pacific Life serves as Investment Adviser to the Fund pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Contract”) between Pacific Life and the Fund.

      Pacific Life is responsible for supervising the investment program for the Fund. Pacific Life also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio. Under the terms of the Advisory Contract, Pacific Life is obligated to manage the Fund’s Portfolios in accordance with applicable laws and regulations.

      The Advisory Contract was most recently approved with respect to all series of the Fund by the Board of Trustees, including a majority of the Independent Trustees who are not parties to the Advisory Contract, at its meeting held on September 20, 2004 and by the shareholders of each Portfolio of the Fund at a meeting of shareholders held on December 17, 2004. The Advisory Contract will continue in effect until January 1, 2007, and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) a majority of the Independent Trustees who are not parties to such Advisory Contract. The Advisory Contract was originally approved by the Board of Trustees, including a majority of the Independent Trustees who are not parties to the Advisory Contract, at its meeting held on July 21, 1987, and by the shareholders of the Fund at a Meeting of Shareholders held on October 28, 1988. The Advisory Contract and each Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Fund, or by the Adviser, on 60 days’ written notice by any party to the Advisory Contract or Portfolio Management Agreement, respectively, and each agreement will terminate automatically if assigned.

      Under the subsection Other Expenses of the Fund:

      The following paragraphs replace the 1st and 3rd paragraphs, respectively:

      The Fund bears all costs of its operations. These costs may include expenses for custody, audit fees, fees and expenses of Officers and Trustees, organizational expenses, expenses related to compliance with legal and regulatory requirements (including expenses of the Fund’s Chief Compliance Officer), accounting expenses, brokerage expenses, expenses of administrators, transfer agents, pricing agents and other service providers, the expenses of calculating the Fund’s net asset value, recordkeeping expenses, expenses of transitioning to new

5

Portfolio Managers, and other expenses of its operations, including the cost of support services, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

      The Fund and Pacific Life entered into an Agreement for Support Services effective October 1, 1995, as amended from time to time, pursuant to which Pacific Life provides support services such as those described above, including legal, compliance, accounting and administrative services. Under the terms of the Agreement for Support Services, it is not intended that Pacific Life will profit from these services to the Fund.

      Effective February 1, 2005, the sixth paragraph is amended by deleting the thirteenth sentence and replacing it with the following:

      For the Concentrated Growth Portfolio the Fund pays 1.05% of the average daily net assets of the Portfolio.

      Under the subsection Portfolio Management Agreements:

      The following information is added after the net fees paid or owed by Pacific Life Insurance Company (“Pacific Life”) to Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) for 2003:

      Effective February 1, 2005, for the services provided, Pacific Life pays a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the Concentrated Growth Portfolio according to the following schedule:

Concentrated Growth Portfolio

Rate (%)	Break Point (assets)

.50%	On first $200 million
.40%	On next $800 million
.35%	On excess

      Effective January 1, 2004, when determining the break point rate, the combined average daily net assets of the Short Duration Bond Portfolio and the PF Goldman Sachs Short Duration Bond Fund of Pacific Funds are aggregated.

Under PORTFOLIO TRANSACTIONS AND BROKERAGE, the following subsection is added after the Portfolio Turnover subsection:

Disclosure of Portfolio Holdings

      Effective December 1, 2004, it is the policy of the Fund and its service providers to protect the confidentiality of portfolio holdings and to prevent the selective disclosure of non-public information about the Fund’s portfolio holdings. The Fund and each of its service providers must adhere to the Fund’s policies and procedures on disclosure of portfolio holdings (“Disclosure Policies”). As a general rule, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party, except as provided in the Disclosure Policies.

      The Fund, or its duly authorized service providers, may publicly disclose all holdings of all portfolios in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

      The Fund, or its duly authorized service providers, may disclose portfolio holdings at other times to analysts or ratings agencies. The disclosure of portfolio holdings in this context is conditioned on the recipient of an executed confidentiality agreement agreeing to treat such portfolio holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of the Fund), and to not

6

allow the portfolio holdings to be used by it or its employees in connection with the purchase or sale of shares of the relevant portfolios. In addition, portfolio holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund’s custodian, pricing services, and administrators as necessary for the provision of services to the Fund. No compensation is received by the Fund or Pacific Life in connection with the disclosure of portfolio holdings information.

      Notwithstanding anything in the Disclosure Policies to the contrary, the Fund’s Board of Trustees and its Chief Compliance Officer may, on a case-by-case basis, authorize disclosure of the Fund’s portfolio securities, or may impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.

      The Fund’s Chief Compliance Officer receives reports of any violations to the Disclosure Policies.

Under PERFORMANCE INFORMATION, the chart which shows the average annual total return results for the one-, five-, ten-year and since inception periods ending December 31, 2003 for each applicable Portfolio is replaced with the following:

			Average Annual Total Return

	Inception					Since
Portfolio	Date	1 Year	5 Years		10 Years	Inception

Blue Chip	01/02/01	25.36%	N/A		N/A	(8.91%	)
Aggressive Growth	01/02/01	26.66%	N/A		N/A	(7.59%	)
Diversified Research	01/03/00	32.63%	N/A		N/A	1.89%
Short Duration Bond	05/01/03	N/A	N/A		N/A	0.96%	*
I-Net Tollkeeper	05/01/00	43.22%	N/A		N/A	(22.39%	)
Financial Services	01/02/01	29.00%	N/A		N/A	0.72%
Health Sciences	01/02/01	27.82%	N/A		N/A	(3.28%	)
Technology	01/02/01	42.58%	N/A		N/A	(23.28%	)
Growth LT	01/04/94	33.98%	0.78%		N/A	12.80%
Focused 30	10/02/00	42.26%	N/A		N/A	(9.66%	)
Mid-Cap Value	01/04/99	29.10%	N/A		N/A	10.47%
International Value (1)	01/04/88	27.71%	(1.34%	)	4.12%	5.60%
Capital Opportunities	01/02/01	27.13%	N/A		N/A	(7.71%	)
International Large-Cap (2)	01/03/00	30.52%	N/A		N/A	(8.88%	)
Equity Index (3)	01/30/91	28.29%	(0.87%	)	10.72%	11.41%
Small-Cap Index (3)	01/04/99	46.53%	N/A		N/A	6.22%
Multi-Strategy (4)	01/04/88	23.28%	2.70%		8.41%	9.33%
Main Street Core (4)	01/04/88	26.96%	(2.63%	)	8.16%	9.46%
Emerging Markets (4)	04/01/96	68.50%	8.05%		N/A	0.32%
Inflation Managed (5)	01/04/88	8.24%	7.40%		7.09%	8.41%
Managed Bond	01/04/88	6.24%	6.71%		7.02%	8.58%
Small-Cap Value	05/01/03	N/A	N/A		N/A	26.93%	*
Money Market	01/04/88	0.79%	3.42%		4.20%	4.74%
High Yield Bond	01/04/88	20.29%	3.22%		5.73%	8.05%
Equity Income	01/02/02	26.24%	N/A		N/A	4.48%
Equity (6)	01/01/84	24.33%	(5.82%	)	5.80%	10.09%
Aggressive Equity (6)	04/01/96	33.14%	(3.66%	)	N/A	0.65%
Large-Cap Value	01/04/99	31.24%	N/A		N/A	4.60%
Comstock (7)	10/02/00	31.38%	N/A		N/A	(3.13%	)
Real Estate	01/04/99	37.52%	N/A		N/A	14.60%
Mid-Cap Growth (7)	01/02/01	30.39%	N/A		N/A	(17.55%	)

7

PACIFIC SELECT FUND

Part C: OTHER INFORMATION

     Item 23. Exhibits

(a)(1)	Agreement and Declaration of Trust[3]

(a)(2)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – I-Net Tollkeeper[6]

(a)(3)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Focused 30 and Strategic Value[6]

(a)(4)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Bond and Income[7]

(a)(5)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[7]

(a)(6)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Large-Cap Core[8]

(a)(7)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Equity Income and Research[8]

(a)(8)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity, International Value and Inflation Managed[11]

(a)(9)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Real Estate[11]

(a)(10)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Main Street Core, Short Duration Bond, Small Cap–Value and Comstock[14]

(a)(11)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Telecommunications, Global Growth and Research[18]

(a)(12)	Written Instrument Amending the Amended and Restated Agreement and Declaration of Trust – Small-Cap Equity

(b)	By-Laws[3]

(c)	Instruments Defining Rights of Holders of Securities[1]

(d)(1)	Investment Advisory Agreement with Addendums – Equity Index, Growth LT, Equity and Bond and Income[1]

(d)(2)	Portfolio Management Agreement – Janus Capital Management LLC[11]

(d)(3)	Portfolio Management Agreement – Van Kampen[15]

(d)(4)	Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[14]

(d)(5)	Portfolio Management Agreement – Pacific Investment Management Company LLC[15]

(d)(6)	Addendum to Advisory Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT[15]

(d)(7)	Addendum to Advisory Agreement – International Large-Cap and Diversified Research[3]

(d)(8)	Portfolio Management Agreement – Salomon Brothers Asset Management Inc[15]

(d)(9)	Portfolio Management Agreement – Lazard Asset Management[15]

(d)(10)	Addendum to Advisory Agreement – I-Net Tollkeeper[4]

(d)(11)	Portfolio Management Agreement – Capital Guardian Trust Company[3]

(d)(12)	Portfolio Management Agreement – Mercury Advisors[3]

(d)(13)	Addendum to Advisory Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value[7]

(d)(14)	Portfolio Management Agreement – AIM Capital Management, Inc.[7]

(d)(15)	Portfolio Management Agreement – INVESCO Institutional (N.A.), Inc.[7]

(d)(16)	Portfolio Management Agreement – MFS Investment Management[7]

(d)(17)	Portfolio Management Agreement – Lazard Asset Management[7]

(d)(18)	Amendment to Portfolio Management Agreement – Pacific Investment Management Company LLC[7]

(d)(19)	Addendum to Advisory Agreement – Equity Income and Research[9]

(d)(20)	Portfolio Management Agreement – Putnam Investment Management, LLC[9]

(d)(21)	Amendment to Advisory Agreement – I-Net Tollkeeper[11]

(d)(22)	Amendment to Advisory Agreement – Emerging Markets[15]

(d)(23)	Portfolio Management Agreement – OppenheimerFunds, Inc.[14]

(d)(24)	Addendum to Advisory Agreement – Small-Cap Value and Short Duration Bond[14]

(d)(25)	Portfolio Management Agreement – PIMCO Advisors Retail Holdings LLC and NFJ Investment Group L.P. (“PIMCO – NFJ”)[14]

(d)(26)	Fee Schedule to Portfolio Management Agreement – AIM Capital Management, Inc.[14]

(d)(27)	Fee Schedule to Portfolio Management Agreement – Goldman Sachs Asset Management, L.P.[17]

(d)(28)	Fee Schedule to Portfolio Management Agreement – Invesco Institutional (N.A.), Inc.[18]

(d)(29)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[17]

(d)(30)	Fee Schedule to Portfolio Management Agreement – Lazard Asset Management LLC[17]

(d)(31)	Fee Schedule to Portfolio Management Agreement – MFS Investment Management

(d)(32)	Addendum to Advisory Agreement – Emerging Markets and Aggressive Equity[15]

(d)(33)	Addendum to Advisory Agreement – Focused 30 and Strategic Value[15]

(d)(34)	Amendment to Advisory Agreement – I-Net Tollkeeper[15]

(d)(35)	Addendum to Advisory Agreement – Telecommunications, Global Growth and Research[16]

(d)(36)	Form of Addendum to Advisory Agreement – Small-Cap Equity[17]

(d)(37)	Form of Amended and Restated Investment Advisory Agreement

(d)(38)	Notice of and Consent to Assignment of Sub-Advisory Agreement – INVESCO Institutional (N.A.), Inc.

(e)(1)	Distribution Agreement[3]

(e)(2)	Addendum to Distribution Agreement – I-Net Tollkeeper[4]

(e)(3)	Addendum to Distribution Agreement – Focused 30 and Strategic Value[6]

(e)(4)	Exhibit A to Distribution Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip[7]

(e)(5)	Exhibit A to Distribution Agreement – Equity Income and Research[9]

(e)(6)	Exhibit A to Distribution Agreement[12]

(e)(7)	Exhibit A to Distribution Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]

(e)(8)	Exhibit A to Distribution Agreement – Telecommunications, Global Growth, and Research[16]

(e)(9)	Form of Exhibit A to Distribution Agreement – Small-Cap Equity[17]

(f)	Amended and Restated Trustees’ Deferred Compensation Plan[12]

(g)(1)	Custody and Investment Accounting Agreement[12]

(g)(2)	Exhibit A to Custody and Investment Accounting Agreement – Equity Income and Research[11]

(g)(3)	Amendment to Custody and Investment Accounting Agreement[15]

(g)(4)	Exhibit A to Custody Agreement – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[14]

(g)(5)	Exhibit A to Custody Agreement – Telecommunications, Global Growth and Research[17]

(g)(6)	Form of Exhibit A to Custody Agreement – Small-Cap Equity[17]

(h)(1)	Agency Agreement with Addendums – Growth LT, Equity and Bond and Income[1]

(h)(2)	Participation Agreement[4]

(h)(3)	Agreement for Support Services[2]

(h)(4)	Addendum to Agency Agreement – Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT[16]

(h)(5)	Addendum to Agency Agreement – International Large-Cap and Diversified Research[3]

(h)(6)	Addendum to Agency Agreement – I-Net Tollkeeper[4]

(h)(7)	Addendum to Participation Agreement – I-Net Tollkeeper[4]

(h)(8)	Addendum to Agency Agreement – Focused 30 and Strategic Value[6]

(h)(9)	Addendum to Participation Agreement – Focused 30 and Strategic Value[6]

(h)(10)	Schedule of Portfolios to Agency Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(h)(11)	Addendum to Participation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(h)(12)	Expense Limitation Agreement[6]

(h)(13)	Amendment to Expense Limitation Agreement – Strategic Value and Focused 30[6]

(h)(14)	Schedule A to Expense Limitation Agreement – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(h)(15)	Schedule of Portfolios to Agency Agreement – Equity Income and Research[9]

(h)(16)	Addendum to Participation Agreement – Equity Income and Research[9]

(h)(17)	Amendment to Expense Limitation Agreement – Equity Income and Research[9]

(h)(18)	Amendment to Expense Limitation Agreement[12]

(h)(19)	Schedule of Portfolios to Agency Agreement – Small-Cap Value, Comstock, Main Street Core, and Short Duration Bond[14]

(h)(20)	Schedule A to Expense Limitation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[14]

(h)(21)	Exhibit B to Participation Agreement – Small-Cap Value, Main Street Core, Comstock, and Short Duration Bond[14]

(h)(22)	Schedule A to Expense Limitation Agreement – Telecommunications, Global Growth and Research[17]

(h)(23)	Schedule of Portfolios to Agency Agreement – Telecommunications, Global Growth, and Research[17]

(h)(24)	Exhibit B to Participation Agreement – Telecommunications, Global Growth, and Research[17]

(h)(25)	Addendum to Agency Agreement – Emerging Markets and Aggressive Equity[16]

(h)(26)	Addendum to Agency Agreement – I-Net Tollkeeper[16]

(h)(27)	Amendment to Expense Limitation Agreement[16]

(h)(28)	Form of Exhibit B to Participation Agreement – Small-Cap Equity[17]

(h)(29)	Form of Schedule of Portfolios to Agency Agreement – Small-Cap Equity[17]

(h)(30)	Form of Schedule A to Expense Limitation Agreement – Small-Cap Equity[17]

(h)(31)	Form of Amended and Restated Agreement for Administration and Support Services

(h)(32)	Service Agreement

(i)	Opinion and Consent of Counsel[1]

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	Brokerage Enhancement Plan[4]

(m)(1)	Schedule A to Brokerage Enhancement Plan – I-Net Tollkeeper[5]

(m)(2)	Schedule A to Brokerage Enhancement Plan – Focused 30 and Strategic Value[6]

(m)(3)	Schedule A to Brokerage Enhancement Plan – Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip[7]

(m)(4)	Schedule A to Brokerage Enhancement Plan – Equity Income and Research[9]

(m)(5)	Schedule A to Brokerage Enhancement Plan – Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond[13]

(m)(6)	Schedule A to Brokerage Enhancement Plan – Telecommunications, Global Growth, and Research[15]

(m)(7)	Schedule A to Brokerage Enhancement Plan – Small-Cap Equity[17]

(n)	Not Applicable

(o)	Not Applicable

(p)(1)	Code of Ethics – Pacific Select Fund

(p)(2)	Code of Ethics – Capital Guardian Trust Company[5]

(p)(3)	Code of Ethics – Goldman Sachs Asset Management LLC, L.P.[12]

(p)(4)	Code of Ethics – Janus Capital Management LLC

(p)(5)	Code of Ethics – Lazard Asset Management

(p)(6)	Code of Ethics – Mercury Advisors

(p)(7)	Code of Ethics – Van Kampen

(p)(8)	Code of Ethics – Pacific Investment Management Company LLC[18]

(p)(9)	Code of Ethics – Salomon Brothers Asset Management Inc[5]

(p)(10)	Code of Ethics – Pacific Life Insurance Company Securities Division[12]

(p)(11)	Code of Ethics – AIM Capital Management, Inc.[12]

(p)(12)	Code of Ethics – INVESCO Institutional (N.A.), Inc.[18]

(p)(13)	Code of Ethics – MFS Investment Management

(p)(14)	Code of Ethics – Putnam Investment Management, LLC

(p)(15)	Code of Ethics – OppenheimerFunds, Inc.[11]

(p)(16)	Code of Ethics – PIMCO-NFJ[18]

[1]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

[3]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

[4]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

[5]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

[8]	Included in Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-000400 filed on March 15, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form Type N1A/A, Accession No. 0001017062-03-000155 filed on February 7, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

[18]	Included in Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.

Item 24. Persons Controlled by or Under Common Control with the Fund

     Pacific Life Insurance Company (“Pacific Life”), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific Select Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Pacific COLI Separate Account II of Pacific Life & Annuity Company, PL&A Separate Account I, and Pacific Corinthian Variable Account Separate Accounts (“Separate Accounts”), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 25. Indemnification

     Reference is made to Article V of the Registrant’s Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of the Investment Adviser

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life Insurance Company

Pacific Life	Thomas C. Sutton	Director, Chairman of the Board and Chief Executive Officer of Pacific Life Insurance Company, (since January 1990); Director, Chairman of the Board and Chief Executive Officer of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997); Director (since March 1989), Chairman (since July 1989) and Chief Executive Officer (since August 2001) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Co.); Director of: Mutual Service Corporation, PM Realty Advisors, Inc., Pacific Financial Products, Inc., and similar positions with various affiliated companies of Pacific Life Insurance Company; Director of: Newhall Land & Farming; Edison International; The Irvine Company and Former Chairman of the American Council of Life Insurance; and Former Director of: Pacific Corinthian Life Insurance Company, Cadence Capital Management Corporation, NFJ Investment Group, Inc., Pacific Financial Asset Management Corporation, Pacific Investment Management Company, Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Former Management Board member of PIMCO Advisors L.P., Former Equity Board Member of PIMCO Advisors L.P. and Chairman and Trustee of Pacific Funds (since June 2001).

Pacific Life	Glenn S. Schafer	Director (since November 1994) and President (since January 1995) of Pacific Life Insurance Company; Director and President of Pacific Mutual Holding Company and Pacific LifeCorp (since August 1997); Director (since January 1990) and President (since August 2001) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director of: Mutual Service Corporation, PM Realty Advisors, Inc., and similar positions with various affiliated companies of Pacific Life Insurance Company; Former Director of: Asset Management Financial Corporation, Pacific Corinthian Life Insurance Company, Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Former Management Board member of PIMCO Advisors L.P., Former Equity Board Member of PIMCO Advisors L.P., Trustee and President of Pacific Funds (since June 2001) and Director of Beckman Coulter, Inc. (since July 2002).

Pacific Life	David R. Carmichael	Director (since August 1997), Senior Vice President and General Counsel of Pacific Life Insurance Company (since April 1992); Senior Vice President and General Counsel of Pacific Mutual Holding Company and Pacific LifeCorp (since August 1997); Director (since December 1993), Senior Vice President and General Counsel, (since July 1998) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director of: Association of California Health and Life Insurance Companies. Former Director of Pacific Corinthian Life Insurance Company; and Director and Past President of Association of Life Insurance Counsel.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Life	Audrey L. Milfs	Director (since August 1997), Vice President (since April 1991) and Corporate Secretary (since July 1983) of Pacific Life Insurance Company; Vice President and Secretary of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997); Director (since March 1988), Vice President (since February 1999), and Secretary (since September 1982) of Pacific Life & Annuity Company (formerly PM Group Life Insurance Company); Director, Vice President and Secretary to several affiliated companies of Pacific Life Insurance Company, and Secretary of Pacific Funds (since June 2001).

Pacific Life	Khanh T. Tran	Director (since August 1997), Executive Vice President (since April 2001) and Chief Financial Officer (since June 1996) of Pacific Life Insurance Company, Senior Vice President (June 1996 to April 2001); Vice President and Treasurer (November 1991 to June 1996) of Pacific Life Insurance Company; Executive Vice President (since April 2001) and Chief Financial Officer (since August 1997) and Senior Vice President (August 1991 to April 2001) of Pacific LifeCorp and Pacific Mutual Holding Company; Director, Executive Vice President and Chief Financial Officer to several affiliated companies of Pacific Life Insurance Company. Director of Asset Management Finance Corp. (since September 2004) former Director of Prandium, Inc. (April 2001 to July 2002).

Pacific Life	Edward R. Byrd	Vice President, Controller (since August 1992) and Chief Accounting Officer (since November 2003) of Pacific Life Insurance Company; Director (since January 1998), Vice President and CFO of Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.); Vice President and Controller (since August 1997) and Chief Accounting Officer (since November 2003) of Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with various affiliated companies of Pacific Life Insurance Company.

Pacific Life	Brian D. Klemens	Vice President and Treasurer of Pacific Life Insurance Company, (since December 1998); and Assistant Vice President (October 1992 to January 1998) and Assistant Controller of Pacific Life Insurance Company (April 1994 to December 1998); Vice President and Treasurer of Pacific LifeCorp and Pacific Mutual Holding Company, (since June 1999); Vice President and Treasurer of several affiliated companies of Pacific Life Insurance Company (since February 1999); and Vice President and Treasurer of Pacific Funds (since June 2001).

Pacific Life	Larry J. Card	Executive Vice President of Pacific Life Insurance Company, (since January 1995); Executive Vice President of Pacific Mutual Holding Company and Pacific LifeCorp, (since August 1997) and similar positions with various affiliated companies of Pacific Life Insurance Company.

Name of Adviser	Name of Individual	Business and Other Connections

Pacific Investment Management Company LLC (“PIMCO”)		Investment Adviser

PIMCO	Michael R. Asay	Executive Vice President

PIMCO	Tammie J. Arnold	Managing Director

PIMCO	Brian P. Baker	Executive Vice President (SINGAPORE)

PIMCO	Stephen B. Beaumont	Executive Vice President

PIMCO	William R. Benz	Managing Director

PIMCO	Gregory A. Bishop	Executive Vice President

PIMCO	John B. Brynjolfsson	Managing Director

PIMCO	Sabrina C. Callin	Executive Vice President

PIMCO	Marcia K. Clark	Senior Vice President

PIMCO	Cyrille D. Conseil	Senior Vice President

PIMCO	Douglas Cummings	Vice President

PIMCO	Wendy W. Cupps	Managing Director

PIMCO	Chris P. Dialynas	Managing Director

PIMCO	David J. Dorff	Senior Vice President

PIMCO	Anita Dunn	Vice President

PIMCO	Mohamed A. El-Erian	Managing Director

PIMCO	Stephanie D. Evans	Vice President

PIMCO	Teri Frisch	Senior Vice President (New York)

PIMCO	Yuri P. Garbuzov	Senior Vice President (London)

PIMCO	William H. Gross	Managing Director (EC)

PIMCO	John L. Hague	Managing Director

PIMCO	Gordon C. Hally	Executive Vice President

PIMCO	Pasi M. Hamalainen	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	John P. Hardaway	Executive Vice President

PIMCO	Brent R. Harris, CFA	Managing Director

PIMCO	Raymond C. Hayes	Senior Vice President

PIMCO	David C. Hinman	Executive Vice President

PIMCO	Douglas M. Hodge, CFA	Managing Director (Tokyo)

PIMCO	Brent L. Holden	Managing Director (EC)

PIMCO	Dwight F. Holloway, Jr.	Executive Vice President (London)

PIMCO	Mark T. Hudoff	Executive Vice President

PIMCO	Margaret E. Isberg	Managing Director

PIMCO	Thomas J. Kelleher, III	Vice President

PIMCO	James M. Keller	Managing Director

PIMCO	Raymond G. Kennedy	Managing Director

PIMCO	Mark R. Kiesel	Executive Vice President

PIMCO	Steven Kirkbaumer	Senior Vice President

PIMCO	John S. Loftus	Managing Director

PIMCO	David C. Lown	Executive Vice President

PIMCO	Joseph McDevitt	Managing Director (London)

PIMCO	Andre J. Mallegol	Senior Vice President

PIMCO	Scott W. Martin	Vice President

PIMCO	Scott A. Mather	Managing Director (Munich)

PIMCO	Dean S. Meiling	Managing Director (Consulting)

PIMCO	Jonathan D. Moll	Executive Vice President

PIMCO	Mark E. Metsch	Vice President

PIMCO	Kristen S. Monson	Executive Vice President

PIMCO	James F. Muzzy	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Douglas J. Ongaro	Senior Vice President

PIMCO	Thomas J. Otterbein	Executive Vice President (New York)

PIMCO	Kumar N. Palghat	Executive Vice President (Sydney)

PIMCO	Keith Perez	Senior Vice President

PIMCO	Mohan V. Phansalkar	Managing Director, Chief Legal Officer

PIMCO	Elizabeth M. Philipp	Executive Vice President

PIMCO	David J. Pittman	Senior Vice President

PIMCO	William F. Podlich	Managing Director (Consulting)

PIMCO	William C. Powers	Managing Director (EC)

PIMCO	Mark A. Romano	Senior Vice President

PIMCO	Scott L. Roney	Executive Vice President

PIMCO	Seth R. Ruthen	Executive Vice President (New York)

PIMCO	Jeffrey M. Sargent	Executive Vice President

PIMCO	Ernest L. Schmider	Managing Director

PIMCO	Leland T. Scholey	Senior Vice President

PIMCO	Stephen O. Schulist	Senior Vice President

PIMCO	Iwona E. Scibisz	Vice President

PIMCO	Denise C. Seliga	Executive Vice President

PIMCO	Kyle J. Theodore	Senior Vice President

PIMCO	Lee R. Thomas	Managing Director

PIMCO	William S. Thompson	Chief Executive Officer and Managing Director (EC)

PIMCO	Richard E. Tyson	Senior Vice President (Munich)

PIMCO	Peter A. Van de Zilver	Vice President

PIMCO	Richard M. Weil	Chief Operating Officer, Managing Director (EC)

PIMCO	George H. Wood	Executive Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	David Young	Senior Vice President (London)

PIMCO	Changhong Zhu	Executive Vice President

PIMCO	Marcellus M. Fisher	Senior Vice President

PIMCO	Sudesh N. Mariappa	Managing Director

PIMCO	Curtis A. Mewbourne	Executive Vice President

PIMCO	John Norris	Vice President (New York)

PIMCO	Bradley W. Paulson	Executive Vice President (Tokyo)

PIMCO	Paul W. Reisz	Vice President

PIMCO	Ivor E. Schucking	Executive Vice President (Munich)

PIMCO	Mark V. McCray	Executive Vice President

PIMCO	Lew W. Jacobs	Executive Vice President (Munich)

PIMCO	Susan L. Wilson	Executive Vice President

PIMCO	John Wilson	Executive Vice President (Sydney)

PIMCO	Bret W. Estep	Vice President

PIMCO	Daniel J. Ivascyn	Executive Vice President

PIMCO	Henrik P. Larsen	Vice President

PIMCO	Adam Borneleit	Senior Vice President

PIMCO	Craig A. Dawson	Senior Vice President

PIMCO	Joseph A. Fournier	Vice President (Singapore)

PIMCO	Gregory S. Grabar	Senior Vice President

PIMCO	John M. Miller	Senior Vice President

PIMCO	Gail Mitchell	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Terry Y. Nercessian	Vice President

PIMCO	Shigeki Okamura	Senior Vice President (Tokyo)

PIMCO	Ronald M. Reimer	Vice President

PIMCO	Yiannis Repoulis	Vice President

PIMCO	Carol E. Rodgerson	Vice President

PIMCO	Jason R. Rosiak	Senior Vice President

PIMCO	Timothy L. Shaler	Senior Vice President

PIMCO	Erica H. Sheehy	Vice President

PIMCO	Christine M. Telish	Vice President

PIMCO	Powell C. Thurston	Vice President

PIMCO	Cheng-Yuan Yu	Senior Vice President

PIMCO	Paul A. McCulley	Managing Director

PIMCO	John C. Maney	Chief Financial Officer

PIMCO	Vineer Bhansali	Executive Vice President

PIMCO	Emanuele Ravano	Executive Vice President (London)

PIMCO	W. Scott Simon	Managing Director

PIMCO	Makoto Takano	Executive Vice President (Tokyo)

PIMCO	Charles C. Wyman	Executive Vice President

PIMCO	W.H. Bruce Brittain	Senior Vice President

PIMCO	Stephen S. Goldman	Senior Vice President (London)

PIMCO	Peter L. Lindgren	Senior Vice President (London)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Tomoya Masanao	Executive Vice President (Tokyo)

PIMCO	Akinori Matsui	Senior Vice President (Tokyo)

PIMCO	James P. Meehan, Jr.	Senior Vice President

PIMCO	Mark Porterfield	Senior Vice President

PIMCO	Mark B.M. van Heel	Senior Vice President (London)

PIMCO	Nicolette Beyer	Vice President (London)

PIMCO	Erik C. Brown	Vice President

PIMCO	Kirsten J. Burton	Vice President

PIMCO	Suhail H. Dada	Senior Vice President

PIMCO	Birgitte Danielsen	Vice President (New York)

PIMCO	Jennifer E. Durham	Vice President

PIMCO	Michael Eberhardt	Vice President (London)

PIMCO	Edward L. Ellis	Vice President

PIMCO	Kristine L. Foss	Vice President

PIMCO	Julian Foxall	Vice President (Sydney)

PIMCO	Richard F. Fulford	Vice President

PIMCO	Darius Gagne	Vice President

PIMCO	Robert J. Greer	Senior Vice President

PIMCO	Shailesh Gupta	Vice President

PIMCO	Kazunori Harumi	Senior Vice President (Tokyo)

PIMCO	Arthur J. Hastings	Vice President

PIMCO	James Hudson	Vice President (London)

PIMCO	James Johnstone	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Kenji Kawamura	Vice President (Tokyo)

PIMCO	Tetsuro Kondo	Vice President (Tokyo)

PIMCO	W.M. Reese Lackey	Vice President

PIMCO	Yanay Lehavi	Senior Vice President

PIMCO	Naoto Makinoda	Vice President (Tokyo)

PIMCO	Kendall P. Miller	Vice President

PIMCO	Scott Millimet	Senior Vice President

PIMCO	Masabumi Moriguchi	Vice President (Tokyo)

PIMCO	Gillian O’Connell	Vice President (London)

PIMCO	Ric Okun	Vice President

PIMCO	Evan T. Pan	Vice President (Tokyo)

PIMCO	Jennifer L. Prince	Vice President

PIMCO	Stephen Rodosky	Senior Vice President

PIMCO	William E. Sharp	Vice President

PIMCO	Scott M. Spalding	Vice President

PIMCO	Mihir P. Worah	Senior Vice President

PIMCO	Michael J. Willemsen	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Laura Ahto	Senior Vice President (London)

PIMCO	G. Steven Gleason	Senior Vice President

PIMCO	PeterPaul Pardi	Senior Vice President (London)

PIMCO	Bruce Pflug	Senior Vice President

PIMCO	James A. Ramsey	Senior Vice President

PIMCO	Joshua M. Anderson	Vice President

PIMCO	William Chipp	Vice President

PIMCO	John Cummings	Vice President

PIMCO	Gregory T. Gore	Vice President

PIMCO	Robert A. Fields	Vice President

PIMCO	Paul Harrison	Vice President (Sydney)

PIMCO	Lori Hsu	Vice President

PIMCO	Koji Ishida	Vice President (Tokyo)

PIMCO	Elissa Johnson	Vice President (London)

PIMCO	Kelly Johnson	Vice President

PIMCO	M. Theresa Vallarta-Jordal	Vice President

PIMCO	Benjamin Kelly	Vice President

PIMCO	Kevin Kuhner	Vice President

PIMCO	Aaron Low	Vice President (Singapore)

PIMCO	Robert Matsuhisa	Vice President

PIMCO	Sugako Mayuzumi	Vice President (Tokyo)

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO	Alfred Murata	Vice President

PIMCO	Roger Nieves	Vice President

PIMCO	Richard Palmer	Vice President

PIMCO	Saumil Parikh	Vice President

PIMCO	Jeff Plein	Vice President (Tokyo)

PIMCO	Wendong Qu	Vice President

PIMCO	Danelle Reimer	Vice President

PIMCO	Melody Rollins	Vice President

PIMCO	Cathy T. Rowe	Vice President

PIMCO	Christina Stauffer	Vice President

PIMCO	Peter Strelow	Vice President

PIMCO	R. Wesley Burns	President, PIMCO Funds

PIMCO	Michael Amey	Senior Vice President (London)

PIMCO	David S. Andrews	Senior Vice President

PIMCO	Michael A. Gomez	Senior Vice President

PIMCO	Robert J. Greer	Senior Vice President

PIMCO	James F. Moore	Senior Vice President

PIMCO	Devin Sellers	Senior Vice President (New York)

PIMCO	Michael A. Burns	Vice President

PIMCO	Amit Chopra	Vice President

PIMCO	Matthew Clark	Vice President

PIMCO	James R. Clarke	Vice President

PIMCO	Robert Corley	Vice President

PIMCO	Jonathan B. Cressy	Vice President

PIMCO	Nicola A. De Lorenzo	Vice President

PIMCO	Travis Dugan	Vice President

PIMCO	Jason J. England	Vice President

PIMCO	Richard F. Fulford	Vice President (London)

PIMCO	Linda J. Gould	Vice President

PIMCO	Andrew A Grijns	Vice President

PIMCO	Sachin Gupta	Vice President

PIMCO	Jeffrey Helsing	Vice President

PIMCO	J. Stephen King, Jr.	Vice President

PIMCO	Stephanie King	Vice President

PIMCO	John J. Loh	Vice President

PIMCO	Nick Maroutsos	Vice President (Sydney)

PIMCO	Murphy McCann	Vice President

PIMCO	Ramakrishnan Nambimadom	Vice President

PIMCO	Alfonso A. Portillo	Vice President

PIMCO	Donna Riley	Vice President

PIMCO	Toru Sejima	Vice President

PIMCO	James Shen	Vice President

PIMCO	Julie M. Shepherd	Vice President

PIMCO	Jennifer N. Spicijaric	Vice President

PIMCO	Bransby M. Whitton	Vice President

PIMCO	Dylan H. Windham	Vice President

PIMCO	Tamara Lynn Witham	Vice President (New York)

PIMCO	Shinichi Yamamoto	Vice President

PIMCO	Steven Nicholls	Senior Vice President (London)

PIMCO	Arthur Y.D. Ong	Senior Vice President

PIMCO	Peter I. Bentley	Vice President (London)

PIMCO	Kevin Kuhner	Vice President

PIMCO	Robert Matsuhisa	Vice President

PIMCO	Stephen E. Reynolds	Vice President

PIMCO	Yoichi Takechi	Vice President (Tokyo)

PIMCO	Walter Yu	Vice President

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company		Investment Advisor

Capital Guardian Trust Company	Andrew F. Barth	Director and President, Capital Guardian Trust Company; Director, The Capital Group Companies; Director, President and Research Director, Capital International Research, Inc. Formerly, Director, Capital Research and Management Company; and Director and President, Capital Guardian Research Company.

Capital Guardian Trust Company	Michael D. Beckman	Director and Senior Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies, and Capital Guardian Trust Company of Nevada; Director and President, Capital International Asset Management, Inc.; Director, President and Treasurer, Capital International Financial Services, Inc.; Chief Financial Officer and Secretary, Capital International Asset Management (Canada), Inc.; Senior Vice President, Capital Group International, Inc. Formerly, Treasurer, Capital Guardian (Canada), Inc., Capital Guardian Research Company and Capital International Asset Management, Inc.

Capital Guardian Trust Company	Michael A. Burik	Senior Vice President and Senior Counsel, Capital Guardian Trust Company and Capital International, Inc.; and Vice President and Secretary, Capital International Financial Services, Inc.

Capital Guardian Trust Company	Elizabeth A. Burns	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Scott M. Duncan	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	John B. Emerson	Senior Vice President, Capital Guardian Trust Company; Director and President, Capital Guardian Trust Company, a Nevada Corporation. Formerly, Executive Vice President, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael R. Ericksen	Director and Senior Vice President, Capital Guardian Trust Company; Director and President, Capital International Limited. Formerly, Senior Vice President of Capital International Limited.

Capital Guardian Trust Company	Michael A. Felix	Senior Vice President and Treasurer, Capital Guardian Trust Company; Capital Guardian (Canada), Inc.; Director and Senior Vice President, Capital International, Inc. Formerly, Vice President, Capital Guardian Trust Company; Director, Capital International, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	David I. Fisher	Director and Chairman, Capital Guardian Trust Company; Director and Vice Chairman, Capital International, Inc. and Capital International Limited; Director and Chairman, Capital Group International, Inc.; Director and President, Capital International Limited (Bermuda); Director, The Capital Group Companies, Inc., Capital International Research, Inc., and Capital Group Research, Inc. Formerly, Director and Vice Chairman Capital International K.K.; and Director, Capital Research and Management Company

Capital Guardian Trust Company	Clive N. Gershon	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Frederick M. Hughes, Jr	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. Humphrey	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	William H. Hurt	Senior Vice President, Capital Guardian Trust Company; Director and Chairman, Capital Guardian Trust Company, a Nevada Corporation and Capital Strategy Research, Inc. Formerly, Director, Capital Guardian Trust Company.

Capital Guardian Trust Company	Peter C. Kelly	Director, Senior Vice President and Senior Counsel, Capital Guardian Trust Company; Director, Senior Vice President, Senior Counsel and Secretary, Capital International, Inc.; Director Capital International Emerging Markets Fund; Secretary, Capital Group International, Inc.

Capital Guardian Trust Company	Charles A. King	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Robert G. Kirby	Chairman Emeritus, Capital Guardian Trust Company; Senior Partner, The Capital Group Companies, Inc.

Capital Guardian Trust Company	Lianne K. Koeberle	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Nancy J. Kyle	Director and Vice Chair, Capital Guardian Trust Company; Director and President, Capital Guardian (Canada), Inc.; Formerly, Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Karin L. Larson	Director, Capital Guardian Trust Company; Director, Chairperson, and President Capital Group Research, Inc., Director and Chairperson, Capital International Research, Inc. Formerly, Director and Chairperson, Capital Guardian Research Company; Director, The Capital Group Companies, Inc.,

Capital Guardian Trust Company	James R. Mulally	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Limited.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Shelby Notkin	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Michael E. Nyeholt	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Mary M. O’Hern	Senior Vice President, Capital Guardian Trust Company, Capital International Limited; and Capital International, Inc.

Capital Guardian Trust Company	Jeffrey C. Paster	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jason M. Pilalas	Director, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.

Capital Guardian Trust Company	Paula B. Pretlow	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	George L. Romine, Jr.	Senior Vice President, Capital Guardian Trust Company

Capital Guardian Trust Company	Robert Ronus	Director and Vice Chairman, Capital Guardian Trust Company; Director and Chairman, Capital Guardian (Canada), Inc., Director and Non-Executive Chairman, The Capital Group Companies, Inc.; Director, Capital Group International, Inc.; Senior Vice President, Capital International, Inc., Capital International Limited and Capital International S.A.; Formerly, President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Theodore R. Samuels	Director and Senior Vice President, Capital Guardian Trust Company; Director, Capital Guardian Trust Company, a Nevada Corporation.

Capital Guardian Trust Company	Lionel A. Sauvage	Director and Senior Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International, Inc.; Director, Capital International Research, Inc.

Capital Guardian Trust Company	John H. Seiter	Director and Executive Vice President, Capital Guardian Trust Company; Director, The Capital Group Companies.

Capital Guardian Trust Company	Karen L. Sexton	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Lawrence R. Solomon	Director and Vice President, Capital Guardian Trust Company; Senior Vice President, Capital International Research, Inc.; and Director, Capital Management Services, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Capital Guardian Trust Company	Eugene P. Stein	Director and Vice Chairman, Capital Guardian Trust Company; Director, The Capital Group Companies, Inc. Formerly, Executive Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Andrew P. Stenovec	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Jill A. Sumiyasu	Senior Vice President, Capital Guardian Trust Company. Formerly, Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Phillip A. Swan	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Shaw B. Wagener	Director, Capital Guardian Trust Company, The Capital Group Companies, Inc., and Capital International Management Company S.A.; Director and Chairman, Capital International, Inc.; Director and Senior Vice President, Capital Group International, Inc. Formerly, President of Capital International, Inc.

Capital Guardian Trust Company	Eugene M. Waldron	Senior Vice President, Capital Guardian Trust Company.

Capital Guardian Trust Company	Alan J. Wilson	Director and Vice President, Capital Guardian Trust Company; Director, Executive Vice President and Research Director – U.S., Capital International Research, Inc. Formerly, Senior Vice President, Capital International Research, Inc.

Name of Adviser	Name of Individual	Business and Other Connections

Janus Capital Management LLC		Investment Adviser

Janus Capital Management LLC	Thomas A. Early	Senior Vice President, Chief Corporate Affairs Officer, and Secretary

Janus Capital Management LLC	Mark B. Whiston	Chief Executive Officer

Janus Capital Management LLC	Loren M. Starr	Senior Vice President and Chief Financial Officer

Janus Capital Management LLC	James P. Goff	Vice President and Director of Research

Janus Capital Management LLC	Raymond T. Hudner	Senior Vice President of Operations

Janus Capital Management LLC	Lars Olof Soderberg	Executive Vice President and Managing Director of Institutional Services

Janus Capital Management LLC	Robin C. Beery	Senior Vice President and Chief Marketing Officer

Janus Capital Management LLC	Girard C. Miller	Executive Vice President and Chief Operating Officer

Janus Capital Management LLC	Kelley A. Howes	Vice President of Domestic Funds and General Counsel

Name of Adviser	Name of Individual	Business and Other Connections

Morgan Stanley Investment Management Inc., doing business in certain instances under the name Van Kampen		Investment Adviser

Van Kampen	Mitchell M. Merin	President and Chief Operating Officer

Van Kampen	Ronald E. Robison	Managing Director and Chief Global Operations Officer

Van Kampen	Joseph J. McAlinden	Managing Director and Chief Investment Officer

Van Kampen	Rajesh K. Gupta	Managing Director and Chief Administrative Officer–Investments

Van Kampen	Barry Fink	General Counsel and Managing Director

Van Kampen	Alexander C. Frank	Managing Director and Treasurer

Van Kampen	Carsten Otto	Executive Director and U.S. Director of Compliance

Name of Adviser	Name of Individual	Business and Other Connections

Goldman Sachs Asset Management		Investment Adviser

Goldman Sachs Asset Management	Henry M. Paulson, Jr.	Chief Executive Officer and Chairman, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Lloyd C. Blankfein	President and Co-Chief Operating Officer, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gary D. Cohn	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Christopher A. Cole	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	J. Michael Evans	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard A. Friedman	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Suzanne Nora Johnson	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Kevin W. Kennedy	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter S. Kraus	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Masanori Mochida	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Thomas K. Montag	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Gregory K. Palm	Counsel and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Eric S. Schwartz	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John S. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Peter A. Weinberg	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Jon Winkelried	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Richard J. Gnodde	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Scott B. Kapnick	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	John F.W. Rogers	Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management	Alan M Cohen	Global Head of Compliance and Managing Director, Goldman, Sachs & Co.

Goldman Sachs Asset Management		Investment Adviser

Goldman Sachs Asset Management	Edward C. Forst	Managing Director

Goldman Sachs Asset Management	Robert S. Kaplan	Managing Director

Name of Adviser	Name of Individual	Business and Other Connections

PIMCO Advisors Retail Holdings LLC (PIMCO Advisors)—NFJ Investment Group LP (NFJ)		Investment Advisor

NFJ	Ben J. Fischer	CFA-Managing Director, NFJ

NFJ	John L. Johnson	CFA-Managing Director, NFJ

NFJ	Chris Najork	CFA-Managing Director, NFJ

NFJ	Paul A. Magnuson	Managing Director, NFJ

NFJ	E. Clifton Hoover Jr.,	CFA-Managing Director, NFJ

NFJ	Jeffrey S. Partenheimer	CFA-Managing Director, NFJ

NFJ	Barbara R. Claussen	Managing Director, NFJ

PIMCO Advisors	Malcolm Bishopp	Managing Director, Pacific Investment Management Company, LLC (“PIMCO”)

PIMCO Advisors	John C. Maney	Chief Financial Officer, ADAM of America LP

PIMCO Advisors	Stephen J. Treadway	Chief Executive Officer, PIMCO Advisors Fund Mgt LLC

Adviser and Governing Board of Directors	Name of Individual	Business and Other Connections

Salomon Brothers Asset Management		Investment Adviser

Salomon Brothers Asset Management	Peter J. Wilby	Member of the Board of Directors, Salomon Brothers Asset Management

Salomon Brothers Asset Management	Michael F. Rosenbaum	General Counsel, Citigroup Asset Management

Salomon Brothers Asset Management	Jeffrey S. Scott	Chief Compliance Officer

Salomon Brothers Asset Management	Evan L. Merberg	Member of the Board of Directors, Salomon Brothers Asset Management

Salomon Brothers Asset Management	Michael Evan	Member of the Board of Directors, Salomon Brothers Asset Management

Adviser and Governing
Board of Directors	Name of Individual	Business and Other Connections

Lazard Asset Management LLC (“Lazard”)		Investment Advisor

Lazard	Norman Eig	Chairman. Norman Eig is Chairman of Lazard Asset Management LLC. He began working in the investment field in 1967. He is also Chairman of the Board of Directors of the Lazard Funds, Inc., a series of fifteen mutual funds with over $6 billion in assets under management. Mr. Eig has spent his entire career in asset management. Prior to joining Lazard in 1982, Mr. Eig was a General Partner at Oppenheimer & Co., as well as a Managing Director of Oppenheimer Capital Corp., which he joined in 1973. He serves on the Board of Overseers of Columbia Business School, the Board of Directors of the Friends of Israel Defense Forces, the Board of Directors of the Damon Runyon-Walter Winchell Foundation and the Board of Directors of Edison Control Corporation. At year end Mr. Eig will become a senior advisor.

Lazard	Ashish Bhutani	Chief Executive Officer, Managing Director. Mr. Bhutani is Chief Executive Officer of Lazard Asset Management. Prior to joining Lazard in 2003, he was a Co-Chief Executive Officer, North America, of Dresdner Kleinwort Wasserstein. He was a member of its Global Corporate and Markets Board, as well as its Global Executive Committee. Before 2001, he was a Deputy Chairman of Wasserstein, Perella Group and the Chief Executive Officer of Wasserstein Perella Securities (where he ran all its sales and trading activity). Prior to 1989, Mr. Bhutani worked as a Vice President in Salomon Brothers’ Fixed Income department.

Lazard	Charles Carroll	Deputy Chairman, Global Marketing, Managing Director. Charles Carroll is a Deputy Chairman of Lazard Asset Management LLC, in charge of Global Marketing. Mr. Carroll joined Lazard in 1993. Previously Mr. Carroll was First Vice President and Consulting Services Director with Shearson Lehman Brothers and was instrumental in training Financial Consultants as well as managing institutional account relationships. Prior to that, he was Vice President and National Product Manager with Shearson Asset Management in New York City. He has been in the industry since 1987.

Lazard	Andrew Lacey	Deputy Chairman, U.S. and Global Products, Managing Director. Mr. Lacey is a Deputy Chairman of Lazard Asset Management for U.S. and Global products. He is also a portfolio manager on Lazard’s U.S. Equity, U.S. Mid Cap, U.S. Strategic, and U.S. Equity Select products. Prior to becoming a full-time member of Lazard’s equity team in 1996, Mr. Lacey worked part-time at Lazard from 1995-1996 while attaining his MBA from Columbia University.

Lazard	John R. Reinsberg	Deputy Chairman, International and Global Products, Managing Director. Mr. Reinsberg is a Deputy Chairman of Lazard Asset Management responsible for international and global products. He also oversees the day-to-day operations of Lazard’s international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1991, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc.

Lazard	Robert P. DeConcini	Chairman for the U.S., Managing Director. Mr. DeConcini is Chairman for the U.S. of Lazard Asset Management, and a Managing Director of the firm. He has been working in the investment field since 1982. Prior to joining Lazard in 1989, he was a vice president with M.D.S. Associates.

Lazard	Gabrielle Boyle	Senior Managing Director Global Equity, Portfolio Manager. Ms. Boyle is a Senior Managing Director of Lazard. She is a Portfolio Manager on Lazard’s International Equity team and a member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1990. Previously Ms. Boyle worked with Royal Insurance Asset Management. She is a member of the Institute of Investment Management and Research.

Lazard	Michael P. Charlton	Senior Managing Director Institutional Marketing. Mr. Charlton is a Senior Managing Director of Lazard Asset Management, responsible for Client Service/Marketing to the retirement plans of Corporations and Public Funds. He has been working in the investment field since 1989. Prior to joining Lazard in 1991, Mr. Charlton was with Bankers Trust Company in their Global Fiduciary Services area.

Lazard	Andreas Hübner	Senior Managing Director Lazard Deutschland. Mr. Hübner is a Senior Managing Director of Lazard Asset Management GmbH in Frankfurt. Mr. Hübner specializes in Marketing and Client Servicing. Prior to joining Lazard in 1999, Mr. Hübner was a Managing Partner with Schröder Münchmeyer Hengst & Co. and DG Bank Frankfurt. Mr. Hübner has 17 years of investment experience.

Lazard	Robert Prugue	Senior Managing Director Lazard Asia/Pacific, Senior Executive. Robert Prugue is a Senior Managing Director of Lazard and senior executive of Australian operations for Lazard Asset Management Pacific Co. (Lazard). He has been working in the investment field since 1987. Prior to joining Lazard in December 2002, he was a director and Head of Research for van Eyk Research. He has also worked for the National Association of Securities Dealers in Washington DC, AMP Society, and Axiom Funds Management.

Lazard	Michael S. Rome	Senior Managing Director Alternative Investments. Mr. Rome is a Senior Managing Director of Lazard Asset Management where he is responsible for the alternative investments business and Portfolio Manager of the Lazard Global Opportunities Funds. He is also a Member of the Board of Lazard Alternative Strategies Fund, LLC and President and Director of Lazard Diversified Strategies Fund PLC. He has been in the investment industry since 1981. During his tenure at Lazard, Michael Rome was responsible for the day-to-day oversight of Lazard’s U.S. Equities from 1991-1999. Prior to joining the Firm in 1991, he served as Senior Vice President with Mark Partners, a long/short U.S. hedge fund. Prior to that, Mr. Rome was research liaison at Goldman, Sachs & Co. where his clients represented a broad range of investors.

Lazard	Bill Smith	Senior Managing Director Lazard London, CEO of Lazard Asset Management, Ltd. Mr. Smith is a Senior Managing Director and the Chief Executive Officer of Lazard Asset Management, Limited in London. He has been working in the investment field since 1977. Prior to joining Lazard in 2002, Mr. Smith served as a Managing Director of ABN AMRO. Previously, he had been associated with Barclays Bank, Prudential Bache, and Standard Life.

Lazard	Michael A. Bennett	Managing Director Global Equity, Portfolio Manager. Mr. Bennett is a Managing Director of Lazard Asset Management and a portfolio manager for the International Equity, International Equity Select, European Equity Select, and Global Equity teams. He began working in the investment field in 1987. Prior to joining the firm in 1992, Mr. Bennett served as an international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Andersen & Company.

Lazard	Christopher Blake	Managing Director Mid-Cap Equity, Portfolio Manager/Analyst. Mr. Blake is a Managing Director of Lazard Asset Management LLC. He is a Portfolio Manager/Analyst for the Lazard Mid Cap and Strategic Equity portfolios. He joined the firm in 1995.

Lazard	Charles Burgdorf	Managing Director Third Party Distribution Group. Mr. Burgdorf is a Managing Director of Lazard Asset Management and is primarily responsible for the Third Party Distribution Group. Mr. Burgdorf began working in the investment field in 1988. Prior to joining Lazard in January of 1997, Mr. Burgdorf was affiliated with Fred Alger Management, Inc. and Bull & Bear Group, Inc.

Lazard	Melissa Cook, CFA	Managing Director Global Research Platform Worldwide Equity, Equity Research. Ms. Cook manages the global research platform that supports Lazard’s worldwide equity products in her role as Director of Research. Ms. Cook has been working in the investment field since 1986. Prior to joining Lazard in 2002, she was a Managing Director and Associate Director of Research at Prudential Securities. Before moving into her management role, Ms. Cook spent seven years as a Senior Equity Analyst covering broadcasting, cable, entertainment, and publishing industries at Prudential. Previous to joining Prudential in 1991, Ms. Cook worked as an equity analyst at Barclays de Zoete Wedd and Drexel Burnham Lambert.

Lazard	Gabriella Dixon, CF	Managing Director Global Equity, International Equity. Ms. Dixon is a Managing Director of Lazard Asset Management LLC. Her responsibilties include portfolio management and research for Lazard’s International Equity, International Equity Select, and European Equity products. Ms. Dixon began her investment experience upon joining the firm in 1990.

Lazard	Gerald Mazzari	Managing Director and Chief Operating Officer. Mr. Mazzari is a Managing Director and Chief Operating Officer of Lazard Asset Management. He began working in the investment field in 1978. Prior to joining Lazard in 1996, he was an Executive Vice President for Smith New Court, Inc. and a Chief Financial Officer with Carl Marks & Co. Previously, Mr. Mazzari was an Audit Partner at Oppenheim, Appel, Dixon & Co.

Lazard	Efrem Meretab	Managing Director Global Equity Research, Research Analyst. Mr. Meretab is a Managing Director of Lazard Asset Management LLC and a research analyst. He began his investment experience upon joining the firm in 1994. Prior to joining Lazard, Mr. Meretab was affiliated with AT&T Bell Laboratories, and associated with Conoco Inc. as a senior research geo-physicist.

Lazard	Nathan Paul	Managing Director Legal and Compliance, General Counsel. Mr. Paul is a Managing Director of Lazard Asset Management, and serves as the firm’s General Counsel. He began working in the investment field when he joined Lazard, in 2000. Previously, Mr. Paul had worked as an associate with the firm of Schulte Roth & Zabel LLP. He is a member of the New York and New Jersey state bar associations.

Lazard	John Reese	Limited Managing Director Private Client Investments. Mr. Reese is a Limited Managing Director of Lazard Asset Management and is primarily responsible for private clients investment management. Prior to joining Lazard, Mr. Reese worked for Wood, Struthers & Winthrop where he served in the Management Corporation, as the President, the Director, and the CEO. Mr. Reese is a member of the New York Society of Security Analysts.

Lazard	Ulrich Schweiger	Managing Director Lazard Frankfurt-Global Trend Funds, Portfolio Manager. Mr. Schweiger is a Managing Director of Lazard Asset Management GmbH in Frankfurt and a portfolio manager. He began working in the investment field in 1984. Prior to joining Lazard, Mr. Schweiger was affiliated with Schröder Münchmeyer Hengst Investment, Société Générale and Dresdner Bank. He has a degree in Business Administration from the Westfaelische-Wilhelms- Universitaet in Muenster, Germany. He is a member of the Deutsche Vereinigung fuer Finanzanalyse (DVFA).

Lazard	Darrin Sokol	Managing Director Equity Trading, Trader. Mr. Sokol is co-Director of the Equity Trading group. Prior to joining Lazard Asset Management in New York in 2001, Mr. Sokol was a Partner and Senior Equities Trader at Omega Advisors Inc. He began working in the investment field in 1991.

Lazard	Richard Tutino, CFA	Managing Director U.S. Large Cap Equity, Portfolio Manager. Mr. Tutino is a Managing Director at Lazard Asset Management LLC and a portfolio manager focusing on U.S. equity products; he is also a member of the Global ex-Australia team. He has been working in the investment field since 1986. Prior to joining the firm in 1997, Mr. Tutino was associated with Thorsell, Parker Partners and Dreman Value Management. His other past affiliations include Fahnestock Asset Management and EF Hutton and Company, Inc.

Lazard	Tony Willis	Managing Director Lazard London-UK/European Equity, Portfolio Manager/Analyst. Tony Willis is a Managing Director of Lazard Asset Management Limited, in London and is a Portfolio Manager/Analyst on Lazard’s European equities teams. He joined the firm in July 1999 and has been working in the investment field since 1982. Previous affiliations include BZW where he became head of pan-European Research in May 1997, and oversaw the integration of that business into CSFB. He left CSFB in January 1999. Prior to that Mr. Willis worked in a number of stockbrokers’ research departments over a period of 13 years.

Lazard	Alexander E. Zagoreos	Managing Director Emerging World Fund of Funds. Mr. Zagoreos is a Managing Director of Lazard Asset Management whose primary area of responsibility is emerging-market closed-end investment companies. He began working in the investment field in 1964. Prior to joining Lazard in 1977, he served as a Vice President, International, for Reynolds and Company. Previously he was a Vice President and an oil analyst with Model, Roland and Company, as well as an economic analyst for Esso International.

Adviser and Governing	Name of
Board of Directors	Individual	Business and Other Connections

Mercury Advisors		Investment Advisor

Mercury Advisors	Robert C. Doll, Jr.	President of FAM and MLIM since September 2001. In addition, Mr. Doll continues to serve as Chief Investment Officer of FAM and MLIM, a position he has held since November 1999. Mr. Doll was previously Co-Head of FAM and MLIM from November 1999 to November 2001. Mr. Doll joined the FAM in June 1999 as Chief Investment Officer of Equities. Prior to joining FAM, Mr. Doll served as Chief Investment Officer of Oppenheimer Funds, New York from 1987 to 1999.

Mercury Advisors	Brian A. Murdock	First Vice President of FAM and Merrill Lynch Investment Managers, L.P. (“MLIM”) and Chief Operating Officer of MLIM Americas since January 2003. Mr. Murdock joined Merrill Lynch in 1979 and most recently was based in London as Chief Investment Officer for the EMEA Pacific Region and Global Chief Investment Officer for Fixed Income and Alternative Investments. Prior to moving to London, Mr. Murdock was based in Tokyo as Head of MLIM’s Pacific Region and President of MLIM Japan, responsible for the investment management businesses in Japan, Australia and Asia. Prior to this he was a Senior Vice President of FAM and MLIM from 1998 to 1999 and a Vice President of FAM and MLIM from 1986 to 1998.

Mercury Advisors	Andrew Donohue	Global General Counsel of FAM and Merrill Lynch Investment Managers, L.P. and General Counsel of MLIM Americas since March 2003. Previously, Mr. Donohue worked at OppenheimerFunds, Inc., where he most recently served as executive vice president and general counsel responsible for the firm’s legal and compliance functions and regulatory matters.

Mercury Advisors	Glenn Worman	First Vice President and Head of Business Finance for FAM and Merrill Lynch Investment Managers, L.P. since March 2004. Mr. Worman joined Merrill Lynch in 1985 and has held a number of management positions within the company. Most recently he served as First Vice President and manager of Strategic Analysis for the GMI Finance unit of Merrill Lynch.

Mercury Advisors	Donald C. Burke	First Vice President, Treasurer and Director of Taxation; Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD.

     A I M Capital Management, Inc. (“A I M Capital”) is an indirect wholly owned subsidiary of A I M Management Group Inc. (“AIM”), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 190 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

     The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing
Board of Directors	Name of Individual	Business and Other Connections

MFS Investment Management (“MFS”)		Investment Advisor

MFS	Robert C. Pozen	Chairman

MFS	Robert J. Manning	Director; Chief Executive Officer; Chief Investment Officer and President

MFS	Martin E. Beaulieu	Director; Executive Vice President and Director of Global Distribution

MFS	C. James Prieur	Director

MFS	Donald A. Stewart	Director

MFS	William W. Stinson	Director

MFS	James C. Baillie	Director

MFS	Robin A. Stelmach	Executive Vice President and Chief Operating Officer

MFS	Michael W. Roberge	Senior Vice President, Chief Fixed Income Officer and Director of Fixed Income Research

MFS	Thomas B. Hastings	Senior Vice President and Treasurer

MFS	Joseph E. Lynch	Assistant Treasurer

MFS	Ronald W. Osborne	Director

MFS	William K. O’Brien	Director

MFS	Maria F. Dwyer	Executive Vice President and Chief Regulatory Officer

MFS	Jeffrey N. Carp	Senior Vice President, General Counsel and Secretary

MFS	Paul T. Kirwan	Senior Vice President and Chief Financial Officer

MFS	Michael H. Whitaker	Senior Vice President and Chief Compliance Officer

MFS	Mitchell C. Freestone	Assistant Secretary

MFS	Brian T. Hourihan	Assistant Secretary

Adviser and Governing
Board of Directors	Name of Individual	Business and Other Connections

INVESCO		Investment Advisor

INVESCO	John Rogers	President, CEO & Chairman of the Board

INVESCO	Hubert Harris	CEO — INVESCO North America, Director of the Board

INVESCO	David Hartley	CFO, Director of the Board

INVESCO	Stacie L Cowell	Senior Vice President, Portfolio Manager

INVESCO	Mark David Greenberg	Senior Vice President, Portfolio Manager

INVESCO	Patricia Frances Johnston	Senior Vice President, Head Trader

INVESCO	William Ralph Keithler	Senior Vice President & Director of Sector Management

INVESCO	John S Segner	Senior Vice President, Portfolio Manager

INVESCO	Timothy John Miller	Senior Vice President, Denver Chief Investment Officer

INVESCO	Jeffrey Kupor	General Counsel & Secretary

INVESCO	James Robertson	Vice President, CEO of Group Svcs.

INVESCO	Brian Kawakami	Chief Compliance Officer

INVESCO	Thomas Andrew Mantone, Jr.	Vice President, Senior Trader

INVESCO	Mark Moots	Controller

INVESCO	Joseph W. Skornicka	Vice President, Portfolio Manager

INVESCO	Thomas Robert Wald	Vice President, Portfolio Manager

INVESCO	Jordan Harold	Assistant Secretary

	Name	Business and Other Connections

Putnam Investment Management, LLC (“Putnam”)		Investment Advisor

Putnam	John R.S. Cutler	Vice President, Member, Burst Media, L.L.C., 10 New England Executive Park, Burlington, MA 01803

Putnam	Irene M. Esteves	Managing Director, Board of Directors Member, SC Johnson Commercial markets, 8310 16th St., Stutevant, WI 53177 Board of Directors Member, Mrs. Bairds Bakeries, 515 Jones St., Suite 200, Fort Worth, Texas 76102

Putnam	Donald E. Mullin	Senior Vice President, Corporate Representative and Board Member, Delta Dental Plan of Massachusetts, 10 Presidents Landing, P.O. Box 94104, Medford, MA 02155

Putnam	Justin M. Scott	Managing Director, Director, DSI Proprieties (Neja) Ltd., Epping Rd., Reydon, Essex CM 19 5RD

Putnam	Steven Spiegel	Vice Chairman, Director, Ultra Diamond and Gold Outlet, 29 East Madison St., Suite 1800, Chicago, IL 60602; Director, FACES New York University Medical Center, 550 First Avenue, New York, NY 10016; Trustee, Babson College, One College Drive, Wellesley, MA 02157

Putnam	Eric Wetlaufer	Managing Director, President and Member of Board of Directors, The Boston Security Analysts Society, Inc., 100 Boylston St., Suite 1050, Boston, MA 02110

Putnam	Matthew P. Beagle	Assistant Vice President, Prior to August 2002, Manager, DiamondCluster International, Suite 3000, John Hancock Center N. Michigan Ave., Chicago, IL 60611

Putnam	Michael Boam	Vice President, Prior to June 2002, Credit Analyst and Deputy Portfolio Manager, New Flag Asset Management Limited, 8-10 Haymarket, London, England

Putnam	Carolyn J. Herzog	Assistant Vice President, Prior to August 2002, Consultant, Ajilon, One Van de Graaf Road, Burlington, MA 01803

Putnam	Andrew Holmes	Senior Vice President, Prior to June 2002, Director, New Flag Asset Management Limited, 8-10 Haymarket, London, England

Putnam	David Mael	Senior Vice President, Prior to April 2002, Senior Consultant, Solutions Atlantic, 109 Kingston St., Boston, MA 02110

Putnam	Cyril S. Malak	Vice President, Prior to April 2002, Associate, JPMorgan Chase, 270 Park Ave., New York, NY 10019

Putnam	Michael Mills	Vice President, Prior to June 2002, Senior Credit Analyst, New Flag Asset Management Limited, 8-10 Haymarket, London, England

Putnam	Terrence W. Norchi	Senior Vice President, Prior to April 2002, Senior Vice President, Citigroup Asset Management, 100 First Stamford Place, Stamford, CT 06902

Putnam	Brian P. O’Toole	Managing Director, Prior to June 2002, Managing Director, Citigroup Asset Management, 100 First Stamford Place, Stamford, CT 06902

Putnam	Michael C. Petro	Vice President, Prior to October 2002, Senior Research Associate, RBC Dain Rauscher, 60 S. 6th St., Minneapolis, MN 55402

Putnam	David H. Schiff	Senior Vice President, Prior to July 2002, Principal, State Street Global Advisors, Two International Place Boston, MA 02110

Putnam	Jonathan D. Sharkey	Vice President; Prior to February 2002, Principal, Cypress Tree Investment, 8 Fanueuil Hall #4 Boston, MA 02109

Putnam	Anton D. Simon	Senior Vice President; Prior to June 2002, Chief Investment Officer, New Flag Asset Management Limited, 8-10 Haymarket, London, England

Putnam	Yannick Aron	Vice President; Prior to June 2002, Quantitative Analyst and Risk Manager, New Flag Asset Management Limited, 8-10 Haymarket, London, England; Prior to December 2002, Consultant, Reech Capital PLC, CNUT Tower, 1 Undershaft, London, England

	Name	Business and Other Connections

Putnam	Navin Belani	Vice President, Prior to December 2002, Associate Salomon Smith Barney, 388 Greenwich St., New York, NY 10013

Putnam	Joshua H. Brooks	Managing Director, Prior to March 2002, Senior Vice President and Chief Investment Officer of Value Investing, Delaware Investments, One Commerce Square, 2005 Market Street, Philadelphia, PA 19103

Putnam	Daniel S. Choquette	Senior Vice President, Prior to September 2002, Fixed Income Derivatives Trader, Lehman Brothers, 745 7th Avenue, New York NY 10019

Putnam	Timothy Francis Edmonstone	Vice President, Prior to December 2002, Vice President and Equities Analyst, BT Funds Management, Chifley Tower, One Chifley Place, Sydney NSW 2000, Australia

Putnam	Gian D. Fabbri	Assistant Vice President, Partner, KF Style, LLC, 73 Charles St., Boston, MA 02114

Putnam	Charles E. Haldeman	President and Chief Executive Officer, Prior to October 2002, Chief Executive Officer, Delaware Management Holdings, Inc., 2005 Market Street, Philadelphia, PA 19103

Putnam	Anna M. Lester	Assistant Vice President, Prior to June 2002, Sloan Sweatshirt Company, 50 Memorial Drive, Cambridge, MA 02142

Putnam	Lauritz Ringdal	Vice President, Prior to August 2002, Research Analyst, Standard Bank London, Cannon Bridge House, 25 Dowgate Hill, London, England

Putnam	Richard S. Robie III	Managing Director, Prior to November 2001, Senior Vice President, Old Mutual (US) Asset Managers, One International Place, Boston, MA 02110

Putnam	Walton D. Pearson	Senior Vice President, Prior to February 2003, Senior Vice President and Senior Portfolio Manager, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105

Putnam	Julian Wellesley	Senior Vice President, Prior to November 2002, Senior Vice President, Schroder Investment Management Inc., 875 Third Avenue, New York, NY 10020

Putnam	Fifield W. Whitman	Vice President, Prior to August 2002, Vice President and Portfolio Manager, Credit Suisse Asset Management, 3 Exchange Square, 44th Floor, Hong Kong

Putnam	James Yu	Vice President, Prior to October 2002, Vice President and Portfolio Manager, John Hancock Funds, 101 Huntington Ave., Boston, MA 02199

	Name	Business and Other Connections

Oppenheimer Funds, Inc. (“Oppenheimer”)		Investment Advisor

Oppenheimer	Timothy L. Abbuhl	Assistant Vice President

Oppenheimer	Robert Agan	Vice President

Oppenheimer	Erik Anderson	Assistant Vice President

Oppenheimer	Janette Aprilante	Vice President and Secretary

Oppenheimer	Hany S. Ayad	Assistant Vice President

Oppenheimer	Robert Baker	Senior Vice President

Oppenheimer	John Michael Banta	Assistant Vice President

Oppenheimer	Kevin Baum	Vice President

Oppenheimer	Connie Bechtolt	Assistant Vice President

Oppenheimer	Lalit Behal	Assistant Vice President

Oppenheimer	Kathleen Beichert	Vice President

Oppenheimer	Erik S. Berg	Assistant Vice President

Oppenheimer	Rajeev Bhaman	Vice President

Oppenheimer	Mark Binning	Assistant Vice President

Oppenheimer	Robert J. Bishop	Vice President

Oppenheimer	John R. Blomfield	Vice President

Oppenheimer	Chad Boll	Assistant Vice President

Oppenheimer	Lowell Scott Brooks	Vice President

Oppenheimer	Richard Buckmaster	Vice President

Oppenheimer	Mark Burns	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Peter V. Cocuzza	Vice President

Oppenheimer	John Damian	Vice President

Oppenheimer	John M. Davis	Assistant Vice President

Oppenheimer	Craig P. Dinsell	Executive Vice President

Oppenheimer	Randall C. Dishmon	Assistant Vice President

Oppenheimer	Rebecca K. Dolan	Vice President

Oppenheimer	Steven D. Dombrower	Vice President

Oppenheimer	Bruce C. Dunbar	Senior Vice President

Oppenheimer	Richard Edmiston	Assistant Vice President

Oppenheimer	Daniel R. Engstrom	Assistant Vice President

Oppenheimer	James Robert Erven	Assistant Vice President

Oppenheimer	George R. Evans	Vice President

Oppenheimer	Edward N. Everett	Vice President

Oppenheimer	Scott T. Farrar	Vice President

Oppenheimer	Ronald H. Fielding	Senior Vice President

Oppenheimer	David Foxhoven	Assistant Vice President

Oppenheimer	Colleen M. Franca	Assistant Vice President

Oppenheimer	Dan Gagliardo	Assistant Vice President

Oppenheimer	Subrata Ghose	Assistant Vice President

Oppenheimer	Charles W. Gilbert	Assistant Vice President

Oppenheimer	Alan C. Gilston	Vice President

Oppenheimer	Jill E. Glazerman	Vice President

Oppenheimer	Bejamin J. Gord	Vice President

	Name	Business and Other Connections

Oppenheimer	Laura Granger	Vice President

Oppenheimer	Robert Grill	Senior Vice President

Oppenheimer	Robert Haley	Assistant Vice President

Oppenheimer	Marilyn Hall	Vice President

Oppenheimer	Kelly Haney	Assistant Vice President

Oppenheimer	Thomas B. Hayes	Vice President

Oppenheimer	Dorothy F. Hirshman	Vice President

Oppenheimer	Scott T. Huebl	Vice President

Oppenheimer	Margaret Hui	Assistant Vice President

Oppenheimer	John Huttlin	Vice President

Oppenheimer	James G. Hyland	Assistant Vice President

Oppenheimer	Steve P. Ilnitzki	Senior Vice President

Oppenheimer	Kathleen T. Ives	Vice President and Assistant Secretary

Oppenheimer	William Jaume	Vice President

Oppenheimer	Frank V. Jennings	Vice President

Oppenheimer	John Jennings	Vice President

Oppenheimer	John Michael Johnson	Assistant Vice President

Oppenheimer	Jennifer E. Kane	Assistant Vice President

Oppenheimer	Lynn O. Keeshan	Senior Vice President

Oppenheimer	Thomas W. Keffer	Senior Vice President

Oppenheimer	Michael Keogh	Vice President

	Name	Business and Other Connections

Oppenheimer	Walter G. Konops	Assistant Vice President

Oppenheimer	Dimitrios Kourkoulakos	Vice President

Oppenheimer	Guy E. Leaf	Vice President

Oppenheimer	Christopher M. Leavy	Senior Vice President

Oppenheimer	Dina C. Lee	Assistant Vice President

Oppenheimer	Laura Leitzinger	Vice President

Oppenheimer	Michael S. Levine	Vice President

Oppenheimer	Gang Li	Vice President

Oppenheimer	Shanquan Li	Vice President

Oppenheimer	Mitchell J. Lindauer	Vice President

Oppenheimer	Bill Linden	Assistant Vice President

Oppenheimer	Malissa B. Lischin	Assistant Vice President

Oppenheimer	David P. Lolli	Assistant Vice President

Oppenheimer	Patricia Lovett	Vice President

Oppenheimer	Steve Macchia	Vice President

Oppenheimer	Angelo G. Manioudakis	Senior Vice President

Oppenheimer	Charles L. McKenzie	Senior Vice President

Oppenheimer	Andrew J. Mika	Senior Vice President

Oppenheimer	Nikolaos D. Monoyios	Vice President

	Name	Business and Other Connections

Oppenheimer	Charles Moon	Vice President

Oppenheimer	John Murphy	Chairman, President, Chief Executive Officer & Director

Oppenheimer	Thomas J. Murray	Vice President

Oppenheimer	Kenneth Nadler	Vice President

Oppenheimer	Richard Nichols	Vice President

Oppenheimer	David P. Pellegrino	Vice President

Oppenheimer	Allison C. Pells	Assistant Vice President

Oppenheimer	James F. Phillips	Vice President

Oppenheimer	Raghaw Prasad	Assistant Vice President

Oppenheimer	Jane C. Putnam	Vice President

Oppenheimer	Michael E. Quinn	Vice President

Oppenheimer	Julie S. Radtke	Vice President

Oppenheimer	Brian N. Reid	Assistant Vice President

Oppenheimer	Kristina Richardson	Assistant Vice President

Oppenheimer	David Robertson	Senior Vice President

Oppenheimer	Antoinette Rodriguez	Assistant Vice President

Oppenheimer	Jeffrey S. Rosen	Vice President

Oppenheimer	James H. Ruff	Executive Vice President

Oppenheimer	Andrew Ruotolo	Executive Vice President and Director

Oppenheimer	Rohit Sah	Vice President

Oppenheimer	Valerie Sanders	Vice President

Oppenheimer	Ellen P. Schoenfeld	Vice President

Oppenheimer	Scott A. Schwegel	Assistant Vice President

Oppenheimer	Allan P. Sedmak	Assistant Vice President

Oppenheimer	Jennifer L. Sexton	Vice President

Oppenheimer	Nava Sharma	Vice President

Oppenheimer	Bonnie Sherman	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	David C. Sitgreaves	Assistant Vice President

Oppenheimer	Edward James Sivigny	Assistant Vice President

Oppenheimer	Enrique H. Smith	Assistant Vice President

Oppenheimer	Keith J. Spencer	Senior Vice President

Oppenheimer	Marco Antonio Spinar	Assistant Vice President

Oppenheimer	Arthur P. Steinmetz	Senior Vice President

Oppenheimer	Gregory J. Stitt	Vice President

Oppenheimer	John P. Stoma	Senior Vice President

Oppenheimer	Michael Stricker	Vice President

Oppenheimer	Deborah A. Sullivan	Assistant Vice President

Oppenheimer	Susan B. Switzer	Vice President

Oppenheimer	Paul Temple	Vice President

Oppenheimer	Eamon Tubridy	Assistant Vice President

Oppenheimer	Cameron Ullyat	Assistant Vice President

Oppenheimer	Mark S. Vandehey	Vice President

Oppenheimer	Maureen Van Norstrand	Vice President

Oppenheimer	Vincent Vermette	Assistant Vice President

Oppenheimer	Teresa M. Ward	Vice President

Oppenheimer	Jerry A. Webman	Senior Vice President

Oppenheimer	Barry D. Weiss	Vice President

Oppenheimer	Melissa Lynn Weiss	Vice President

Oppenheimer	Christine Wells	Vice President

Oppenheimer	Joseph J. Welsh	Vice President

Oppenheimer	Diederick Wermolder	Senior Vice President

Oppenheimer	Catherine M. White	Assistant Vice President

Oppenheimer	William L. Wilby	Senior Vice President

	Name	Business and Other Connections

Oppenheimer	Donna M. Winn	Senior Vice President

Oppenheimer	Brian W. Wixted	Senior Vice President and Treasurer

Oppenheimer	Carol Wolf	Senior Vice President

Oppenheimer	Kurt Wolfgruber	Executive Vice President, Chief Investment Officer and Director

Oppenheimer	Caleb C. Wong	Vice President

Oppenheimer	Edward C. Yoensky	Assistant Vice President

Oppenheimer	Robert G. Zack	Executive Vice President and General Counsel

Oppenheimer	Neal A. Zamore	Vice President

Oppenheimer	Mark D. Zavanelli	Vice President

Oppenheimer	Alex Zhou	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President

Oppenheimer	Joanne Bardell	Assistant Vice President

Oppenheimer	Jeff Baumgartner	Assistant Vice President

Oppenheimer	Gerald Bellamy	Assistant Vice President

Oppenheimer	Victoria Best	Vice President

Oppenheimer	Craig Billings	Assistant Vice President

Oppenheimer	Paul Burke	Assistant Vice President

Oppenheimer	Debra Casey	Assistant Vice President

Oppenheimer	Laura Coulston	Assistant Vice President

Oppenheimer	Thomas Doyle	Assistant Vice President

Oppenheimer	Kathy Faber	Assistant Vice President

Oppenheimer	David Falicia	Assistant Vice President

Oppenheimer	Emmanuel Ferreira	Vice President

Oppenheimer	Brian Finley	Assistant Vice President

Oppenheimer	John Forrest	Senior Vice President

Oppenheimer	Dominic Freud	Vice President

Oppenheimer	Steve Hauenstein	Assistant Vice President

Oppenheimer	Dennis Hess	Assistant Vice President

	Name	Business and Other Connections

Oppenheimer	Daniel Hoelscher	Assistant Vice President

Oppenheimer	Edward Hrybenko	Vice President

Oppenheimer	Brian Kramer	Assistant Vice President

Oppenheimer	Tracey Lange	Vice President

Oppenheimer	John Latino	Assistant Vice President

Oppenheimer	Jerry Mandzij	Assistant Vice President

Oppenheimer	LuAnn Mascia	Vice President

Oppenheimer	Elizabeth McCormack	Assistant Vice President

Oppenheimer	Joseph McCovern	Assistant Vice President

Oppenheimer	Christina Nasta	Vice President

Oppenheimer	William Norman	Assistant Vice President

Oppenheimer	Brian Peterson	Assistant Vice President

Oppenheimer	Gary Pilc	Assistant Vice President

Oppenheimer	Marc Reinganum	Vice President

Oppenheimer	Claire Ring	Assistant Vice President

Oppenheimer	Stacy Roode	Vice President

Oppenheimer	Karen Sandler	Assistant Vice President

Oppenheimer	Rudi Schadt	Assistant Vice President

Oppenheimer	Maria Schulte	Assistant Vice President

Oppenheimer	Michael Sussman	Vice President

Oppenheimer	Martin Telles	Senior Vice President

Oppenheimer	Vincent Toner	Assistant Vice President

Oppenheimer	Keith Tucker	Assistant Vice President

Oppenheimer	Philip Witkower	Senior Vice President

Oppenheimer	Lucy Zachman	Assistant Vice President

Oppenheimer	Antulio N. Bomfim	Vice President

Oppenheimer	Michelle Borre Massick	Vice President

Oppenheimer	John Boydell	Assistant Vice President

Oppenheimer	Micheal Bromberg	Assistant Vice President

Oppenheimer	Joan Brunelle	Vice President

	Name	Business and Other Connections

Oppenheimer	Geoffrey Caan	Vice President

Oppenheimer	Catherine Carroll	Assistant Vice President

Oppenheimer	Brett Clark	Assistant Vice President

Oppenheimer	Susan Cornwall	Vice President

Oppenheimer	George Curry	Vice President

Oppenheimer	J. Hayes Foster	Vice President

Oppenheimer	Hazem Gamal	Assistant Vice President

Oppenheimer	Dan Gangemi	Vice President

Oppenheimer	Bridget Ireland	Vice President

Oppenheimer	Charles Kandalis	Assistant Vice President

Oppenheimer	Lisa Lamentino	Vice President

Oppenheimer	Kristina Lawrence	Assistant Vice President

Oppenheimer	Randy Legg	Assistant Vice President

Oppenheimer	Dongyan Ma	Assistant Vice President

Oppenheimer	Susan Mattisinko	Vice President

Oppenheimer	John O’Hare	Vice President

Oppenheimer	Lerae A. Palumbo	Vice President

Oppenheimer	David Pfeffer	Senior Vice President and Chief Financial Officer

Oppenheimer	Jill Reiter	Assistant Vice President

Oppenheimer	Stacy Roth	Vice President

Oppenheimer	Kim Russomanno	Assistant Vice President

Oppenheimer	Jennifer Stevens	Assistant Vice President

Oppenheimer	Jeaneen Terrio	Assistant Vice President

Oppenheimer	Lisa Walsh	Assistant Vice President

Oppenheimer	Patricia Walters	Assistant Vice President

Oppenheimer	Annabel Whiting	Assistant Vice President

Oppenheimer	Arthur J. Zimmer	Senior Vice President

Oppenheimer	Michael Amato	Assistant Vice President

Oppenheimer	Tracey Beck Apostolopoulos	Assistant Vice President

Oppenheimer	Lizbeth Aaron-DiGiovanni	Vice President

Oppenheimer	Lisa I. Bloomberg	Vice President

Oppenheimer	Veronika Boesch	Assistant Vice President

Oppenheimer	John Bonnell	Vice President

Oppenheimer	Lisa Chaffee	Assistant Vice President

Oppenheimer	Charles Chibnik	Assistant Vice President

Oppenheimer	Brian Dvorak	Assistant Vice President

Oppenheimer	Thomas Farrell	Assistant Vice President

Oppenheimer	Bradley G. Finkle	Vice President

Oppenheimer	Jordan Foster	Vice President

Oppenheimer	Seth Gelman	Vice President

Oppenheimer	Phillip S. Gillespie	Senior Vice President

Oppenheimer	Joseph Higgins	Vice President

Oppenheimer	Corry E. Hyer	Assistant Vice President

Oppenheimer	Martin S. Korn	Senior Vice President

Oppenheimer	Paul Kunz	Assistant Vice President

Oppenheimer	John W. Land	Assistant Vice President

Oppenheimer	Gayle Leavitt	Assistant Vice President

Oppenheimer	Daniel Lifshey	Assistant Vice President

Oppenheimer	Christie J. Loftus	Vice President

Oppenheimer	Mark H. Madden	Vice President

Oppenheimer	Kathleen Mandzij	Assistant Vice President

Oppenheimer	Lucienne Mercogliano	Assistant Vice President

Oppenheimer	Wayne Miao	Assistant Vice President

Oppenheimer	Jesper Nergaard	Assistant Vice President

Oppenheimer	Matthew O’Donnell	Assistant Vice President

Oppenheimer	Robert Pemble	Assistant Vice President

Oppenheimer	Lori L. Penna	Assistant Vice President

Oppenheimer	Marmeline Petion-Midy	Assistant Vice President

Oppenheimer	Scott Phillips	Vice President

Oppenheimer	Jason Pizzorusso	Assistant Vice President

Oppenheimer	David Poiesz	Senior Vice President

Oppenheimer	Jeffrey Portnoy	Assistant Vice President

Oppenheimer	David Preuss	Assistant Vice President

Oppenheimer	Timothy Ryan	Vice President

Oppenheimer	Mary Sullivan	Assistant Vice President

Oppenheimer	Philip Vottiero	Vice President

Oppenheimer	Adam Weiner	Assistant Vice President

Item 27. Principal Underwriters

(a)	Pacific Select Distributors, Inc. (“PSD”) member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.

(b)

Name and Principal	Positions and Offices	Positions and Offices
Business Address(15)	with Underwriter	with Registrant

Audrey L. Milfs	Vice President and Secretary	Secretary

Edward R. Byrd	Director, Vice President and Chief Financial Officer	None

Gerald W. Robinson	Director, Chairman and CEO	None

John L. Dixon	Director and President	None

Thomas H. Oliver	Director	None

Jane M. Guon	Assistant Secretary	None

Adrian S. Griggs	Vice President	None

M. Kathleen Hunter	Vice President	None

Alyce F. Peterson	Vice President	None

Brian D. Klemens	Vice President and Treasurer	Vice President and Treasurer

Peter S. Deering	Senior Vice President	None

S. Kendrick Dunn	Assistant Vice President	None

R. Lee Wirthlin	Vice President	None

Michael A. Bell	Senior Vice President	None

Dewey Bushaw	Senior Vice President	None

Robert C. Hsu	Senior Vice President	None

Martha A. Gates	Vice President	None

Gail L. Cobin	Assistant Vice President	None

Item 28. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

     The identity of the person on the other side of the transaction required to be maintained by Registrant pursuant to Rule 17a-7 of the Investment Company Act of 1940 will be maintained by Pacific Life other than portfolios managed by AIM Capital Management, Inc., MFS Investment Management and Mercury Advisors. The information for AIM Capital Management, Inc. will be maintained by AIM at 11 Greenway Plaza, Houston, TX 77046. Further, AIM may keep information at Iron Mountain, 5530 Gulfton Street, Houston, TX 77081. The information for MFS Investment Management will be maintained by MFS at 500 Boylston Street, 20th Floor, Boston MA 02116. The information for Mercury Advisors will be maintained by Mercury at 800 Scudders Mill Road, Plainboro, NJ 08536.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The registrant hereby undertakes:

     Not applicable

(15)	Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 15th day of October 2004.

PACIFIC SELECT FUND

By:

Glenn S. Schafer*
President

*By:	/s/ ROBIN S. YONIS
Robin S. Yonis,
as attorney-in-fact pursuant to
power
of attorney filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Chairman and Trustee
Thomas C. Sutton*	(Chief Executive Officer)	October 15, 2004

Vice President and Treasurer
Brian D. Klemens*	(Vice President and Treasurer)	October 15, 2004

President
Glenn S. Schafer*	(President)	October 15, 2004

Richard L. Nelson*	Trustee	October 15, 2004

Lyman W. Porter*	Trustee	October 15, 2004

Alan Richards*	Trustee	October 15, 2004

Lucie H. Moore*	Trustee	October 15, 2004

G. Thomas Willis*	Trustee	October 15, 2004

Cecilia H. Herbert*	Trustee	October 15, 2004

*By: /s/ ROBIN S. YONIS Robin S. Yonis,		October 15, 2004
as attorney-in-fact pursuant to power
of attorney filed herewith.

Power of Attorney

The undersigned trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund and each series of the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund and each series of the Fund related to the above.

The undersigned trustees and officers of Pacific Select Fund hereby execute this Power of Attorney effective the 18th day of March 2004.

Name	Title

/s/ THOMAS C. SUTTON Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER Glenn S. Schafer	President

/s/ RICHARD L. NELSON Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER Lyman W. Porter	Trustee

/s/ ALAN RICHARDS Alan Richards	Trustee

/s/ LUCIE H. MOORE Lucie H. Moore	Trustee

/s/ G. THOMAS WILLIS G. Thomas Willis	Trustee

/s/ CECILIA H. HERBERT Cecilia H. Herbert	Trustee

/s/ BRIAN D. KLEMENS Brian D. Klemens	Vice President and Treasurer